UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-4260
RiverSource Government Income Series, Inc.
(Exact name of registrant as specified in charter)
50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
(Address of principal executive offices) (Zip code)
Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: May 31
Date of reporting period: November 30, 2010

Item 1. Reports to Stockholders.

Semiannual Report

Columbia
U.S. Government Mortgage Fund
(formerly known as RiverSource U.S. Government Mortgage Fund)

Semiannual Report for the Period Ended
November 30, 2010

Columbia U. S. Government Mortgage Fund seeks to provide shareholders with current income as its primary objective and, as its secondary objective, preservation of capital.

 Not FDIC insured - No bank guarantee - May lose value

Your Fund at a Glance	3

Fund Expenses Example	6

Portfolio of Investments	8

Statement of Assets and Liabilities	16

Statement of Operations	18

Statements of Changes in Net Assets	19

Financial Highlights	21

Notes to Financial Statements	27

Approval of Investment Management Services Agreement	44

Proxy Voting	45

See the Fund’s prospectus for risks associated with investing in the Fund.

2  COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2010 SEMIANNUAL REPORT

Your Fund at a Glance
(Unaudited)

FUND SUMMARY

>	Columbia U.S. Government Mortgage Fund (the Fund) Class A shares rose 4.80% (excluding sales charge) for the six months ended November 30, 2010

>	The Fund outperformed the Barclays Capital U.S. Mortgage-Backed Securities Index, which gained 2.57% for the six-month period.

>	The Fund also outperformed the Lipper U.S. Mortgage Funds Index, representing the Fund’s peer group, which advanced 3.08% during the same time frame.

ANNUALIZED TOTAL RETURNS (for period ended November 30, 2010)

Since
inception
	6 months*	1 year	3 years	5 years	2/14/02
Columbia U.S. Government Mortgage Fund Class A (excluding sales charge)	+4.80%	+9.27%	+6.49%	+5.91%	+5.10%

Barclays Capital U.S. Mortgage-Backed Securities Index (unmanaged)(1)	+2.57%	+4.46%	+6.82%	+6.66%	+5.66%

Lipper U.S. Mortgage Funds Index (unmanaged)(2)	+3.08%	+5.77%	+6.06%	+5.70%	+4.87%

*	Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund’s returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund’s returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2010 SEMIANNUAL REPORT  3

Your Fund at a Glance (continued)

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index.

(1)	The Barclays Capital U.S. Mortgage-Backed Securities Index, an unmanaged index, includes 15- and 30-year fixed-rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corporation (FHLMC), and Federal National Mortgage Association (FNMA). The index reflects reinvestment of all distributions and changes in market prices.
(2)	The Lipper U.S. Mortgage Funds Index includes the 10 largest U.S. mortgage funds tracked by Lipper Inc. The index’s returns include net reinvested dividends.

AVERAGE ANNUAL TOTAL RETURNS

at November 30, 2010
Since
Without sales charge	6 months*	1 year	3 years	5 years	inception
Class A (inception 2/14/02)	+4.80%	+9.27%	+6.49%	+5.91%	+5.10%

Class B (inception 2/14/02)	+4.39%	+8.44%	+5.68%	+5.11%	+4.32%

Class C (inception 2/14/02)	+4.40%	+8.46%	+5.62%	+5.07%	+4.32%

Class I (inception 3/4/04)	+5.03%	+9.52%	+6.86%	+6.28%	+5.31%

Class R4 (inception 2/14/02)	+4.87%	+9.20%	+7.22%	+6.42%	+5.47%

Class Z (inception 9/27/10)	N/A	N/A	N/A	N/A	+1.12%*

With sales charge
Class A (inception 2/14/02)	-0.17%	+4.08%	+4.77%	+4.88%	+4.52%

Class B (inception 2/14/02)	-0.61%	+3.44%	+4.78%	+4.78%	+4.32%

Class C (inception 2/14/02)	+3.40%	+7.46%	+5.62%	+5.07%	+4.32%

Class A share performance reflects the maximum initial sales charge of 4.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I, Class R4 and Class Z shares. Class I and Class R4 shares are available to qualifying institutional investors only. Class Z shares are offered to certain eligible investors.

*	Not annualized.

4  COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2010 SEMIANNUAL REPORT

PORTFOLIO STATISTICS

Weighted average life(1)	3.3 years

Effective duration(2)	2.3 years

(1)	Weighted average life measures a bond’s maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.
(2)	Effective duration measures the sensitivity of a security’s price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.

PORTFOLIO BREAKDOWN(1) (at November 30, 2010)

Asset-Backed	2.4%

Commercial Mortgage-Backed	1.8%

Residential Mortgage-Backed-Agency	82.6%

Residential Mortgage-Backed-Non-Agency	11.4%

Options Purchased	—*

Other(2)	1.8%

*	Rounds to less than .01%.
(1)	Portfolio holdings include industry sectors that can be comprised of securities in several industries. Please refer to the section entitled “Portfolio of Investments” for a complete listing. No single industry exceeded 25% of portfolio assets.

Percentages indicated are based upon total investments. The Fund’s composition is subject to change.
(2)	Cash & Cash Equivalents.

QUALITY BREAKDOWN(1) (at November 30, 2010)

AAA rating	95.4%

AA rating	0.1%

BBB rating	2.1%

Non-investment grade	1.0%

Non-rated	1.4%

(1)	Percentages indicated are based upon total fixed income securities (excluding Cash & Cash Equivalents).

Ratings apply to the underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor’s rating is used to determine the credit quality of a security. Standard and Poor’s rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor’s doesn’t rate a security, then Moody’s rating is used. Columbia Management Investment Advisers, LLC (the Investment Manager) rates a security using an internal rating system when Moody’s doesn’t provide a rating.

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2010 SEMIANNUAL REPORT  5

Fund Expenses Example
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments; and (ii) ongoing costs, which may include management fees; distribution and service (Rule 12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund’s shareholders indirectly bear the ongoing expenses of any funds in which the Fund invests (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund’s indirect expense from investing in the acquired funds is based on the Fund’s pro rata portion of the ongoing expenses charged by acquired funds using the expense ratio of each of the acquired funds as of the acquired fund’s most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period indicated and held until November 30, 2010.

Actual Expenses
The first line of the table provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during the period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for each class and an assumed rate of return of 5% per year before expenses, which is not the actual return for the class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

6  COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2010 SEMIANNUAL REPORT

	Beginning	Ending	Expenses
	account value	account value	paid during	Annualized
	June 1, 2010(a)	Nov. 30, 2010	the period(b)	expense ratio
Class A

Actual(c)	$1,000	$1,046.00	$4.64	.89%

Hypothetical (5% return before expenses)	$1,000	$1,020.94	$4.58	.89%

Class B

Actual(c)	$1,000	$1,041.90	$8.58	1.65%

Hypothetical (5% return before expenses)	$1,000	$1,017.07	$8.48	1.65%

Class C

Actual(c)	$1,000	$1,042.00	$8.53	1.64%

Hypothetical (5% return before expenses)	$1,000	$1,017.12	$8.43	1.64%

Class I

Actual(c)	$1,000	$1,046.20	$2.50	.48%

Hypothetical (5% return before expenses)	$1,000	$1,023.03	$2.47	.48%

Class R4

Actual(c)	$1,000	$1,046.70	$4.07	.78%

Hypothetical (5% return before expenses)	$1,000	$1,021.50	$4.02	.78%

Class Z

Actual(d)	$1,000	$1,011.20	$1.11	.63%

Hypothetical (5% return before expenses)	$1,000	$1,022.27	$3.25	.63%

(a)	The beginning account value for Class Z is as of September 27, 2010 (when shares became available) for actual expense calculations.
(b)	Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 186/365 (to reflect the one-half year period). Actual expenses for Class Z are equal to the annualized expense ratio for the class as indicated above, multiplied by the average account value over the period, multiplied by 64/365 (to reflect the number of days in the period).
(c)	Based on the actual return for the six months ended November 30, 2010: +4.60% for Class A, +4.19% for Class B, +4.20% for Class C, +4.62% for Class I and +4.67% for Class R4.
(d)	Based on the actual return for the period from September 27, 2010 (when shares became available) to November 30, 2010 of +1.12% for Class Z.

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2010 SEMIANNUAL REPORT  7

Portfolio of Investments
Columbia U.S. Government Mortgage Fund
November 30, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)

	Coupon	Principal
Issuer	Rate	Amount	Value

Residential Mortgage-Backed Securities — Agency(a) (98.2%)

Federal Home Loan Mortgage Corp.
06/01/15	7.500%	$302,159	$326,094
12/01/16-08/01/34	6.500%	2,896,136	3,240,199
04/01/17	7.000%	258,277	282,291
10/01/17-06/01/31	8.000%	320,033	360,953
11/01/17-12/01/39	5.000%	11,057,802	11,744,560
01/01/30-06/01/33	5.500%	2,174,533	2,346,726
04/01/33-07/01/37	6.000%	5,288,268	5,869,028
Federal Home Loan Mortgage Corp. (b) CMO IO Series 2136 Class S
03/15/29	10.100%	3,039,093	563,447
CMO IO Series 2471 Class SI
03/15/32	20.000%	161,957	29,662
CMO IO Series 2639 Class UI
03/15/22	14.250%	610,279	47,694
CMO IO Series 2795 Class IY
07/15/17	85.440%	83,191	1,279
CMO IO Series 2817 Class SA
06/15/32	20.000%	368,604	23,391
CMO IO Series 2824 Class EI
09/15/20	32.127%	214,668	1,389
CMO IO Series 2981 Class AS
05/15/35	7.980%	2,891,786	475,073
CMO IO Series 3155 Class PS
05/15/36	1.810%	1,240,004	218,181
CMO IO Series 3453 Class W
12/15/32	7.134%	3,079,029	539,695
CMO IO Series 3588 Class WI
10/15/12	16.038%	10,057,422	719,880
CMO IO Series 3600 Class DI
01/15/13	4.085%	7,721,546	184,138
CMO IO Series 3630 Class AI
03/15/17	3.939%	2,472,815	119,630
Federal Home Loan Mortgage Corp. (c)
12/01/25	3.500%	4,500,000	4,601,250
12/01/40	4.000%	2,500,000	2,533,595
12/01/40	6.500%	800,000	886,125
Federal National Mortgage Association
08/01/16-10/01/37	6.500%	9,546,243	10,761,025
03/01/17-06/01/37	6.000%	20,772,715	22,998,019
03/01/17-07/01/36	7.000%	6,414,289	7,390,445
04/01/17-09/01/31	7.500%	1,662,362	1,900,780
11/01/17-08/01/40	5.000%	23,836,026	25,399,597
03/01/23-02/01/38	5.500%	46,220,521	50,258,538
04/01/25	8.000%	373,315	424,732
06/01/25-10/01/40	4.500%	29,543,542	30,959,888
10/01/31	9.500%	98,481	115,512
11/01/37	8.500%	95,590	108,634
Federal National Mortgage Association (b) CMO IO Series 2002-60 Class SA
02/25/31	9.540%	1,839,911	328,696
CMO IO Series 2003-119 Class GI
12/25/33	3.092%	573,189	89,723
CMO IO Series 2003-32 Class VS
01/25/33	24.941%	2,525,568	260,175
CMO IO Series 2003-63 Class IP
07/25/33	0.418%	1,182,394	207,573
CMO IO Series 2003-71 Class IM
12/25/31	5.340%	276,140	24,971
CMO IO Series 2004-31 Class SM
05/25/34	3.280%	3,149,114	621,460
CMO IO Series 2004-46 Class SI
05/25/34	19.860%	3,934,640	521,433
CMO IO Series 2004-54 Class SW
06/25/33	12.060%	3,729,826	405,784
CMO IO Series 2004-84 Class GI
12/25/22	24.840%	83,346	4,572
CMO IO Series 2005-57 Class NI
07/25/35	12.400%	1,992,669	277,274
CMO IO Series 2005-70 Class YJ
08/25/35	67.441%	731,438	12,218
CMO IO Series 2006-60 Class UI
07/25/36	12.850%	2,312,824	394,873

See accompanying Notes to Financial Statements.

8  COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2010 SEMIANNUAL REPORT

	Coupon	Principal
Issuer	Rate	Amount	Value

Residential Mortgage-Backed Securities — Agency(a) (continued)
CMO IO Series 2008-7 Class SA
02/25/38	9.718%	$738,229	$118,628
CMO IO Series 2009-7 Class LI
02/25/39	1.000%	3,735,131	1,068,325
CMO IO Series 2010-3 Class DI
04/25/34	2.009%	2,084,660	91,114
Federal National Mortgage Association (c)
12/01/25-01/01/26	3.500%	10,300,000	10,502,939
12/01/40	4.000%	12,450,000	12,642,589
12/01/40	4.500%	7,050,000	7,338,613
Federal National Mortgage Association (d)
05/01/32	6.500%	139,862	158,059
01/01/33	5.500%	299,289	324,061
01/01/33	6.000%	866,748	955,852
Government National Mortgage Association
02/15/30-03/15/30	7.000%	169,687	195,857
12/15/31-02/15/32	6.500%	700,211	800,120
12/15/32	6.000%	230,707	256,995
09/15/33-05/15/40	5.000%	5,969,001	6,465,543
Government National Mortgage Association (b) CMO IO Series 2003-11 Class S
02/16/33	13.090%	3,713,334	567,617
CMO IO Series 2009-106 Class CM
01/16/34	26.708%	1,202,169	139,597
CMO IO Series 2009-87 Class SK
08/20/32	7.700%	1,724,110	193,146
Government National Mortgage Association (c)
12/01/40	4.000%	6,000,000	6,150,936
12/01/40	5.000%	2,000,000	2,142,500

Total Residential Mortgage-Backed Securities — Agency
(Cost: $228,189,424) $238,692,693

Residential Mortgage-Backed Securities — Non-Agency (13.6%)

BCAP LLC Trust CMO Series 2009-RR13 Class 12A1 (e)(f)
04/26/37	5.250%	696,180	705,385
Banc of America Funding Corp. (e) CMO Series 2005-1 Class 1A7
02/25/35	5.500%	907,791	927,096
Banc of America Funding Corp. (b)(e)(f) CMO Series 2009-R7A Class 4A2
08/26/35	5.367%	5,410,975	2,195,795
Banc of America Mortgage Securities, Inc. CMO Series 2005-E Class 2A5 (b)(e)
06/25/35	2.866%	1,102,658	1,089,477
ChaseFlex Trust CMO Series 2005-2 Class 2A2 (e)
06/25/35	6.500%	459,668	423,954
Citigroup Mortgage Loan Trust, Inc. CMO Series 2009-9 Class 1A3 (b)(e)(f)
04/25/34	4.914%	2,489,441	632,990
Countrywide Alternative Loan Trust (b)(e) CMO Series 2007-8CB Class A13
05/25/37	38.480%	1,202,839	120,607
CMO Series 2007-OH3 Class A3
09/25/47	0.753%	1,569,052	341,889
Countrywide Home Loan Mortgage Pass-Through Trust CMO Series 2005-R2 Class 2A1 (e)(f)
06/25/35	7.000%	308,935	314,499
Credit Suisse Mortgage Capital Certificates (e)(f) CMO Series 2009-12R Class 14A1
11/27/35	5.500%	1,564,477	1,642,334
CMO Series 2009-12R Class 30A1
12/27/36	5.300%	178,940	182,243
Credit Suisse Mortgage Capital Certificates (b)(e)(f) CMO Series 2009-2R Class 1A16
09/26/34	2.885%	17,500,000	6,387,054
GSR Mortgage Loan Trust CMO Series 2005-5F Class 2A3 (e)
06/25/35	5.500%	708,757	715,521
Indymac Index Mortgage Loan Trust CMO IO Series 2006-AR25 Class 3A3 (b)(e)
09/25/36	20.000%	8,041,276	46,558
JP Morgan Reremic CMO Series 2009-3 Class 1A2 (b)(e)(f)
02/26/35	2.859%	1,449,242	713,395
Jefferies & Co., Inc. (e)(f) CMO Series 2010-R4 Class 2A2
10/26/35	5.500%	1,263,474	1,235,045
Jefferies & Co., Inc. (b)(e)(f) CMO Series 2009-R6 Class 4A2
04/26/35	4.864%	5,125,699	2,921,648
MASTR Alternative Loans Trust (e) CMO Series 2004-7 Class 8A1
08/25/19	5.000%	211,880	211,471
CMO Series 2004-8 Class 7A1
09/25/19	5.000%	339,820	327,571

See accompanying Notes to Financial Statements.

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2010 SEMIANNUAL REPORT  9

Portfolio of Investments (continued)

	Coupon	Principal
Issuer	Rate	Amount	Value

Residential Mortgage-Backed Securities — Non-Agency (continued)
MASTR Asset Securitization Trust CMO Series 2003-11 Class 7A1 (e)
12/25/33	5.250%	$801,776	$813,451
Prime Mortgage Trust (e)(f) CMO Series 2005-1 Class 2A1
09/25/34	5.000%	1,356,580	1,374,143
Prime Mortgage Trust (b)(e) CMO Series 2004-CL1 Class 3A1
02/25/34	6.865%	2,020,666	2,187,124
RBSSP Resecuritization Trust (e)(f) CMO Series 2009-1 Class 4A1
10/26/35	5.500%	1,189,471	1,224,590
RBSSP Resecuritization Trust (b)(e)(f) CMO Series 2009-12 Class 9A1
03/26/36	5.920%	2,061,667	2,064,423
Thornburg Mortgage Securities Trust CMO IO Series 2006-5 Class AX (b)(e)
10/25/46	12.860%	6,401,340	193,043
Wells Fargo Mortgage-Backed Securities Trust (e) CMO Series 2005-14 Class 2A1
12/25/35	5.500%	384,950	396,417
CMO Series 2007-8 Class 2A7
07/25/37	6.000%	989,282	999,700
Wells Fargo Mortgage-Backed Securities Trust (b)(e) CMO Series 2003-O Class 1A11
01/25/34	4.690%	408,291	416,834
CMO Series 2004-F Class A3
06/25/34	4.723%	310,578	313,171
CMO Series 2004-Q Class 1A2
09/25/34	4.871%	1,054,846	1,085,493
CMO Series 2005-AR16 Class 4A6
10/25/35	2.890%	858,839	854,004

Total Residential Mortgage-Backed Securities — Non-Agency
(Cost: $24,995,359)			$33,056,925

Commercial Mortgage-Backed Securities (2.2%)

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates CMO Series K001 Class A2 (e)
04/25/16	5.651%	1,400,616	1,572,501
GS Mortgage Securities Corp. II Series 2007-EOP Class J (b)(e)(f)
03/06/20	1.107%	1,000,000	862,543
Morgan Stanley Reremic Trust Series 2010-GG10 Class A4A (e)(f)
08/12/45	6.001%	2,650,000	2,849,507

Total Commercial Mortgage-Backed Securities
(Cost: $5,309,703)			$5,284,551

Asset-Backed Securities (2.9%)

Bear Stearns Asset-Backed Securities Trust Series 2006-HE9 Class 1A1 (b)
11/25/36	0.303%	267,611	262,079
Carrington Mortgage Loan Trust Series 2006-RFC1 Class A2 (b)
05/25/36	0.353%	799,065	769,500
Chrysler Financial Lease Trust Series 2010-A Class C (f)
09/16/13	4.490%	1,000,000	1,000,445
Citigroup Mortgage Loan Trust, Inc. Series 2006-WFH4 Class A2 (b)
11/25/36	0.353%	348,933	329,690
Countrywide Asset-Backed Certificates Series 2005-SD1 Class A1C (b)(f)
05/25/35	0.643%	576,070	555,349
Deutsche Mortgage Securities, Inc. CMO Series 2009-RS2 Class 4A1 (b)(f)
04/26/37	0.390%	544,342	534,335
Jefferies & Co., Inc. CMO Series 2010-R1 Class 2A1 (b)(f)
11/26/36	0.422%	853,396	817,127
Mastr Asset-Backed Securities Trust Series 2005-FRE1 Class A4 (b)
10/25/35	0.503%	287,042	275,180
RAAC Series Series 2006-SP4 Class A1 (b)
11/25/36	0.353%	1,875	1,875
Renaissance Home Equity Loan Trust Series 2005-2 Class AF3
08/25/35	4.499%	1,217,142	1,187,218
Series 2006-4 Class AF1
01/25/37	5.545%	61,397	60,487
Structured Asset Investment Loan Trust Series 2005-9 Class A5 (b)
11/25/35	0.483%	625,715	609,323

See accompanying Notes to Financial Statements.

10  COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2010 SEMIANNUAL REPORT

	Coupon	Principal
Issuer	Rate	Amount	Value

Asset-Backed Securities (continued)
Structured Asset Securities Corp. (b) CMO Series 2006-NC1 Class A6
05/25/36	0.303%	$126,913	$124,521
Series 2007-WF2 Class A2
08/25/37	0.953%	521,410	520,452

Total Asset-Backed Securities
(Cost: $6,956,666)			$7,047,581

		Exercise	Expiration
Issuer	Contracts	Price	Date	Value

Options Purchased Calls (—%)

U.S. Treasury Note, 10-year
	291	$128	Dec. 2010	$20,391

Total Options Purchased Calls
(Cost: $37,318)				$20,391

	Shares	Value

Money Market Fund (2.0%) (g)

Columbia Short-Term Cash Fund, 0.229% (h)(i)	5,030,784	$5,030,784

Total Money Market Fund
(Cost: $5,030,784)		$5,030,784

Total Investments
(Cost: $270,519,254)
		$289,132,925
Other Assets & Liabilities, Net		(46,006,496)

Net Assets		$243,126,429

Investments in Derivatives

Futures Contracts Outstanding at November 30, 2010

	Number of
	Contracts	Notional	Expiration	Unrealized	Unrealized
Contract description	Long (Short)	Market Value	Date	Appreciation	Depreciation
U.S. Treasury Long Bond, 20-year	17	$2,163,781	March 2011	$33,975	$—
U.S. Treasury Note, 2-year	4	877,500	April 2011	1,369	—
U.S. Treasury Note, 5-year	(198)	(23,730,609)	April 2011	—	(42,061)
U.S. Treasury Note, 10-year	26	3,226,844	March 2011	8,492	—

Total				$43,836	$(42,061)

Open Options Contracts Written at November 30, 2010

		Number of	Exercise	Premium	Expiration
Issuer	Puts/Calls	Contracts	Price	Received	Date	Value
U.S. Treasury Note, 10-year	Put	58	$122.00	$29,770	Dec. 2010	$(19,937)
U.S. Treasury Note, 10-year	Put	60	121.50	20,484	Dec. 2010	(15,000)

Total						$(34,937)

See accompanying Notes to Financial Statements.

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2010 SEMIANNUAL REPORT  11

Portfolio of Investments (continued)

Notes to Portfolio of Investments

(a)	Represents comparable securities held to satisfy future delivery requirements of the following open forward sale commitments at November 30, 2010:

	Principal	Settlement	Proceeds
Security	Amount	Date	Receivable	Value
Federal National Mortgage Association
12-01-40 4.63%	$1,250,000	12-13-10	$1,335,107	$1,325,390
12-01-40 5.02	3,750,000	12-13-10	4,031,250	4,030,665

(b)	Variable rate security. The interest rate shown reflects the rate as of November 30, 2010.

(c)	Represents a security purchased on a when-issued or delayed delivery basis.

(d)	At November 30, 2010, investments in securities included securities valued at $447,768 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(e)	The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(f)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2010, the value of these securities amounted to $28,212,850 or 11.60% of net assets.

(g)	At November 30, 2010, cash or short-term securities were designated to cover open put and/or call options on futures written.

(h)	Investments in affiliates during the period ended November 30, 2010:

			Sales Cost/			Dividends
	Beginning	Purchase	Proceeds	Realized	Ending	or Interest
Issuer	Cost	Cost	from Sales	Gain/Loss	Cost	Income	Value
Columbia Short-Term Cash Fund	$11,866,911	$60,913,785	$(67,749,912)	$—	$5,030,784	$11,076	$5,030,784

(i)	The rate shown is the seven-day current annualized yield at November 30, 2010.

Abbreviation Legend

CMO	Collateralized Mortgage Obligation
IO	Interest Only

See accompanying Notes to Financial Statements.

12  COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2010 SEMIANNUAL REPORT

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may

See accompanying Notes to Financial Statements.

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2010 SEMIANNUAL REPORT  13

Portfolio of Investments (continued)

Fair Value Measurements (continued)

include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of November 30, 2010:

	Fair value at November 30, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total
Bonds
Residential Mortgage-Backed Securities-Non-Agency	$—	$28,220,684	$4,836,241	$33,056,925
Commercial Mortgage-Backed Securities	—	5,284,551	—	5,284,551
Asset-Backed Securities	—	6,230,454	817,127	7,047,581
Residential Mortgage-Backed Securities-Agency	46,798,547	191,894,146	—	238,692,693

Total Bonds	46,798,547	231,629,835	5,653,368	284,081,750

Other
Options Purchased Calls	20,391	—	—	20,391
Affiliated Money Market Fund(c)	5,030,784	—	—	5,030,784

Total Other	5,051,175	—	—	5,051,175

Investments in Securities	51,849,722	231,629,835	5,653,368	289,132,925
Derivatives(d)
Assets
Futures Contracts	43,836	—	—	43,836
Liabilities
Futures Contracts	(42,061)	—	—	(42,061)
Options Contracts Written	(34,937)	—	—	(34,937)

Total	$51,816,560	$231,629,835	$5,653,368	$289,099,763

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at November 30, 2010.

(d)	Futures contracts, forward foreign currency contracts and swap contracts are valued at unrealized appreciation (depreciation).

See accompanying Notes to Financial Statements.

14  COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2010 SEMIANNUAL REPORT

Fair Value Measurements (continued)

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Residential
	Mortgage-Backed
	Securities — Non	Asset-Backed
	Agency	Securities	Total
Balance as of May 31, 2010	$3,766,084	$1,022,693	$4,788,777
Accrued discounts/premiums	(37,617)	12,944	(24,673)
Realized gain (loss)	383	—	383
Change in unrealized appreciation (depreciation)*	2,184,777	4,613	2,189,390
Sales	(12,196)	(223,123)	(235,319)
Purchases	1,250,235	—	1,250,235
Transfers into Level 3	—	—	—
Transfers out of Level 3	(2,315,425)	—	(2,315,425)

Balance as of Nov. 30, 2010	$4,836,241	$817,127	$5,653,368

*	Change in unrealized appreciation (depreciation) relating to securities held at November 30, 2010 was $1,625,818, which is comprised of Asset-Backed Securities of $4,613 and Residential Mortgage-Backed Securities-Non-Agency of $1,621,205.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

See accompanying Notes to Financial Statements.

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2010 SEMIANNUAL REPORT  15

Statement of Assets and Liabilities
November 30, 2010 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $265,488,470)	$284,102,141
Affiliated issuers (identified cost $5,030,784)	5,030,784

Total investments (identified cost $270,519,254)	289,132,925
Cash	480,584
Receivable for:
Capital shares sold	36,193
Investments sold	26,708,614
Dividends	1,556
Interest	1,336,030
Expense reimbursement due from Investment Manager	8,153

Total assets	317,704,055

Liabilities
Option contracts written, at value (premiums received $50,254)	34,937
Forward sales commitments, at value (proceeds receivable $5,366,357)	5,356,055
Payable for:
Investments purchased	21,396,813
Investments purchased on a delayed delivery basis	47,203,159
Capital shares purchased	208,499
Dividend distributions to shareholders	276,550
Variation margin on futures contracts	19,484
Investment management fees	3,209
Distribution fees	1,059
Transfer agent fees	2,006
Administration fees	468
Plan administration fees	23
Other expenses	75,364

Total liabilities	74,577,626

Net assets applicable to outstanding capital stock	$243,126,429

16  COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2010 SEMIANNUAL REPORT

Represented by
Capital stock — $.01 par value	$459,121
Additional paid-in capital	239,655,430
Excess of distributions over net investment income	(203,637)
Accumulated realized loss	(15,425,550)
Unrealized appreciation (depreciation) on:
Investments	18,623,973
Futures contracts	1,775
Options contracts written	15,317

Total — representing net assets applicable to outstanding capital stock	$243,126,429

Net assets
Class A	$86,286,805
Class B	$10,815,715
Class C	$6,123,525
Class I	$139,797,043
Class R4	$100,832
Class Z	$2,509
Shares outstanding
Class A	16,285,030
Class B	2,040,918
Class C	1,155,074
Class I	26,411,559
Class R4	19,061
Class Z	474
Net asset value per share
Class A(a)	$5.30
Class B	$5.30
Class C	$5.30
Class I	$5.29
Class R4	$5.29
Class Z	$5.29

(a)	The maximum offering price per share for Class A is $5.56. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 4.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2010 SEMIANNUAL REPORT  17

Statement of Operations
Six months ended November 30, 2010 (Unaudited)

Net investment income
Income:
Interest	$5,064,937
Dividends from affiliates	11,076

Total income	5,076,013

Expenses:
Investment management fees	598,002
Distribution fees
Class A	110,913
Class B	69,268
Class C	29,777
Transfer agent fees
Class A	82,885
Class B	14,001
Class C	5,592
Class R4	40
Class Z	1
Administration fees	87,209
Plan administration fees
Class R4	123
Compensation of board members	3,133
Custodian fees	21,980
Printing and postage fees	13,550
Registration fees	65,760
Professional fees	16,256
Other	10,476

Total expenses	1,128,966
Fees waived or expenses reimbursed by Investment Manager	(235,660)

Total net expenses	893,306

Net investment income	4,182,707

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	2,562,959
Futures contracts	(906,691)
Options contracts written	207,804

Net realized gain	1,864,072
Net change in unrealized appreciation (depreciation) on:
Investments	5,502,264
Futures contracts	224,638
Options contracts written	15,317

Net change in unrealized appreciation	5,742,219

Net realized and unrealized gain	7,606,291

Net increase in net assets resulting from operations	$11,788,998

The accompanying Notes to Financial Statements are an integral part of this statement.

18  COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2010 SEMIANNUAL REPORT

Statements of Changes in Net Assets

	Six months ended	Year ended
	November 30, 2010	May 31, 2010
	(Unaudited)
Change in net assets resulting from operations
Net investment income	$4,182,707	$13,296,834
Net realized gain	1,864,072	5,610,504
Net change in unrealized appreciation	5,742,219	15,111,335

Net increase in net assets resulting from operations	11,788,998	34,018,673

Distributions to shareholders from:
Net investment income
Class A	(1,761,791)	(3,655,773)
Class B	(219,623)	(774,677)
Class C	(95,756)	(176,588)
Class I	(3,079,806)	(7,949,684)
Class R4	(2,006)	(3,511)
Class Z	(19)	N/A

Total distributions to shareholders	(5,159,001)	(12,560,233)

Increase (decrease) in net assets from capital share transactions	708,992	(114,525,562)

Total increase (decrease) in net assets	7,338,989	(93,067,122)
Net assets at beginning of period	235,787,440	328,854,562

Net assets at end of period	$243,126,429	$235,787,440

Undistributed (excess of distributions over) net investment income	$(203,637)	$772,657

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2010 SEMIANNUAL REPORT  19

Statements of Changes in Net Assets (continued)

	Six months ended		Year ended
	November 30, 2010		May 31, 2010
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions	2,509,479	13,165,332	4,220,355	21,150,672
Conversions from Class B	1,126,043	5,911,727	445,069	2,163,974
Distributions reinvested	274,426	1,444,995	646,902	3,233,010
Redemptions	(3,213,843)	(16,946,053)	(6,266,469)	(31,160,763)

Net increase (decrease)	696,105	3,576,001	(954,143)	(4,613,107)

Class B shares
Subscriptions	177,776	930,554	438,011	2,177,805
Distributions reinvested	38,315	201,452	140,388	701,020
Conversions to Class A	(1,126,044)	(5,911,727)	(445,069)	(2,163,974)
Redemptions	(465,136)	(2,445,486)	(1,782,051)	(8,833,451)

Net decrease	(1,375,089)	(7,225,207)	(1,648,721)	(8,118,600)

Class C shares
Subscriptions	238,648	1,253,275	376,318	1,884,834
Distributions reinvested	15,156	79,886	31,772	159,138
Redemptions	(110,044)	(580,540)	(253,514)	(1,262,692)

Net increase	143,760	752,621	154,576	781,280

Class I shares
Subscriptions	1,007,310	5,273,238	9,430,678	47,538,482
Distributions reinvested	578,470	3,042,486	1,590,429	7,904,537
Redemptions	(897,804)	(4,725,850)	(31,772,779)	(158,033,789)

Net increase (decrease)	687,976	3,589,874	(20,751,672)	(102,590,770)

Class R4 shares
Subscriptions	2,809	14,707	15,627	79,055
Distributions reinvested	334	1,754	593	2,968
Redemptions	(618)	(3,258)	(13,111)	(66,388)

Net increase	2,525	13,203	3,109	15,635

Class Z shares
Subscriptions	474	2,500	—	—

Net increase	474	2,500	—	—

Total net increase (decrease)	155,751	708,992	(23,196,851)	(114,525,562)

The accompanying Notes to Financial Statements are an integral part of this statement.

20  COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2010 SEMIANNUAL REPORT

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2008 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	Six months ended
Class A	Nov. 30, 2010		Year ended May 31,
Per share data	(Unaudited)		2010	2009	2008	2007	2006
Net asset value, beginning of period	$5.16		$4.77	$4.99	$5.00	$4.92	$5.12

Income from investment operations:
Net investment income	.09		.25	.21	.23	.22	.21
Net realized and unrealized gain (loss) on investments	.16		.37	(.18)	(.02)	.09	(.20)

Total from investment operations	.25		.62	.03	.21	.31	.01

Less distributions to shareholders from:
Net investment income	(.11)		(.23)	(.21)	(.22)	(.23)	(.20)
Net realized gains	—		—	(.04)	—	—	(.01)

Total distributions to shareholders	(.11)		(.23)	(.25)	(.22)	(.23)	(.21)

Net asset value, end of period	$5.30		$5.16	$4.77	$4.99	$5.00	$4.92

Total return	4.80%		13.32%	0.79%	4.31%	6.30%	0.12%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	1.09%	(b)	1.09%	1.08%	1.09%	1.17%	1.19%

Net expenses after fees waived or expenses reimbursed(c)	0.89%	(b)	0.89%	0.89%	0.89%	0.89%	0.89%

Net investment income	3.21%	(b)	4.98%	4.51%	4.56%	4.45%	4.08%

Supplemental data
Net assets, end of period (in thousands)	$86,287		$80,371	$78,940	$95,365	$110,627	$126,322

Portfolio turnover(d)	195%		519%	431%	354%	306%	178%

See accompanying Notes to Financial Highlights.

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2010 SEMIANNUAL REPORT  21

Financial Highlights (continued)

	Six months ended
Class B	Nov. 30, 2010		Year ended May 31,
Per share data	(Unaudited)		2010	2009	2008	2007	2006
Net asset value, beginning of period	$5.16		$4.77	$4.99	$5.00	$4.93	$5.12

Income from investment operations:
Net investment income	.06		.21	.18	.19	.19	.17
Net realized and unrealized gain (loss) on investments	.16		.37	(.18)	(.01)	.07	(.19)

Total from investment operations	.22		.58	.00	.18	.26	(.02)

Less distributions to shareholders from:
Net investment income	(.08)		(.19)	(.18)	(.19)	(.19)	(.16)
Net realized gains	—		—	(.04)	—	—	(.01)

Total distributions to shareholders	(.08)		(.19)	(.22)	(.19)	(.19)	(.17)

Net asset value, end of period	$5.30		$5.16	$4.77	$4.99	$5.00	$4.93

Total return	4.39%		12.46%	0.03%	3.53%	5.30%	(0.42% )

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	1.85%	(b)	1.85%	1.84%	1.86%	1.94%	1.95%

Net expenses after fees waived or expenses reimbursed(c)	1.65%	(b)	1.65%	1.65%	1.65%	1.64%	1.64%

Net investment income	2.18%	(b)	4.18%	3.75%	3.79%	3.70%	3.31%

Supplemental data
Net assets, end of period (in thousands)	$10,816		$17,619	$24,177	$33,666	$44,391	$64,490

Portfolio turnover(d)	195%		519%	431%	354%	306%	178%

See accompanying Notes to Financial Highlights.

22  COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2010 SEMIANNUAL REPORT

	Six months ended
Class C	Nov. 30, 2010		Year ended May 31,
Per share data	(Unaudited)		2010	2009	2008	2007	2006
Net asset value, beginning of period	$5.16		$4.77	$4.99	$5.00	$4.93	$5.12

Income from investment operations:
Net investment income	.07		.21	.18	.19	.19	.17
Net realized and unrealized gain (loss) on investments	.15		.37	(.18)	(.01)	.07	(.19)

Total from investment operations	.22		.58	.00	.18	.26	(.02)

Less distributions to shareholders from:
Net investment income	(.08)		(.19)	(.18)	(.19)	(.19)	(.16)
Net realized gains	—		—	(.04)	—	—	(.01)

Total distributions to shareholders	(.08)		(.19)	(.22)	(.19)	(.19)	(.17)

Net asset value, end of period	$5.30		$5.16	$4.77	$4.99	$5.00	$4.93

Total return	4.40%		12.47%	0.03%	3.53%	5.30%	(0.43% )

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	1.84%	(b)	1.85%	1.83%	1.85%	1.94%	1.95%

Net expenses after fees waived or expenses reimbursed(c)	1.64%	(b)	1.65%	1.65%	1.65%	1.64%	1.64%

Net investment income	2.48%	(b)	4.27%	3.76%	3.80%	3.70%	3.31%

Supplemental data
Net assets, end of period (in thousands)	$6,124		$5,217	$4,090	$4,186	$4,879	$6,740

Portfolio turnover(d)	195%		519%	431%	354%	306%	178%

See accompanying Notes to Financial Highlights.

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2010 SEMIANNUAL REPORT  23

Financial Highlights (continued)

	Six months ended
Class I	Nov. 30, 2010		Year ended May 31,
Per share data	(Unaudited)		2010	2009	2008	2007	2006
Net asset value, beginning of period	$5.15		$4.77	$4.99	$5.00	$4.92	$5.11

Income from investment operations:
Net investment income	.10		.26	.23	.25	.24	.22
Net realized and unrealized gain (loss) on investments	.16		.37	(.18)	(.02)	.08	(.19)

Total from investment operations	.26		.63	.05	.23	.32	.03

Less distributions to shareholders from:
Net investment income	(.12)		(.25)	(.23)	(.24)	(.24)	(.21)
Net realized gains	—		—	(.04)	—	—	(.01)

Total distributions to shareholders	(.12)		(.25)	(.27)	(.24)	(.24)	(.22)

Net asset value, end of period	$5.29		$5.15	$4.77	$4.99	$5.00	$4.92

Total return	5.03%		13.58%	1.21%	4.74%	6.68%	0.59%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	0.66%	(b)	0.62%	0.61%	0.63%	0.63%	0.73%

Net expenses after fees waived or expenses reimbursed(c)	0.48%	(b)	0.47%	0.48%	0.48%	0.54%	0.54%

Net investment income	3.60%	(b)	5.33%	4.93%	4.97%	4.90%	4.99%

Supplemental data
Net assets, end of period (in thousands)	$139,797		$132,495	$221,584	$221,548	$207,377	$6,171

Portfolio turnover(d)	195%		519%	431%	354%	306%	178%

See accompanying Notes to Financial Highlights.

24  COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2010 SEMIANNUAL REPORT

	Six months ended
Class R4	Nov. 30, 2010		Year ended May 31,
Per share data	(Unaudited)		2010	2009	2008	2007	2006
Net asset value, beginning of period	$5.15		$4.77	$4.99	$5.00	$4.92	$5.11

Income from investment operations:
Net investment income	.09		.25	.23	.23	.23	.21
Net realized and unrealized gain (loss) on investments	.16		.37	(.10)	(.01)	.08	(.19)

Total from investment operations	.25		.62	.13	.22	.31	.02

Less distributions to shareholders from:
Net investment income	(.11)		(.24)	(.31)	(.23)	(.23)	(.20)
Net realized gains	—		—	(.04)	—	—	(.01)

Total distributions to shareholders	(.11)		(.24)	(.35)	(.23)	(.23)	(.21)

Net asset value, end of period	$5.29		$5.15	$4.77	$4.99	$5.00	$4.92

Total return	4.87%		13.25%	2.82%	4.46%	6.51%	0.49%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	0.99%	(b)	0.93%	0.89%	0.93%	0.99%	1.04%

Net expenses after fees waived or expenses reimbursed(c)	0.78%	(b)	0.77%	0.70%	0.75%	0.71%	0.71%

Net investment income	3.35%	(b)	5.09%	4.38%	4.69%	4.63%	4.40%

Supplemental data
Net assets, end of period (in thousands)	$101		$85	$64	$42,429	$39,842	$34,633

Portfolio turnover(d)	195%		519%	431%	354%	306%	178%

See accompanying Notes to Financial Highlights.

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2010 SEMIANNUAL REPORT  25

Financial Highlights (continued)

Class Z	Six months ended
Per share data	Nov. 30, 2010
	(Unaudited)(e)
Net asset value, beginning of period	$5.27

Income from investment operations:
Net investment income	.04
Net realized and unrealized gain on investments	.01

Total from investment operations	.05

Less distributions to shareholders from:
Net investment income	(.03)

Net asset value, end of period	$5.29

Total return	1.12%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	0.86%	(b)

Net expenses after fees waived or expenses reimbursed(c)	0.63%	(b)

Net investment income	4.12%	(b)

Supplemental data
Net assets, end of period (in thousands)	$3

Portfolio turnover(d)	195%

Notes to Financial Highlights

(a)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios
(b)	Annualized.
(c)	The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(d)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 95% for the six months ended November 30, 2010, and 246% and 162% for the years ended May 31, 2010 and 2009, respectively.
(e)	For the period from September 27, 2010 (when shares became available) to November 30, 2010.

The accompanying Notes to Financial Statements are an integral part of this statement.

26  COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2010 SEMIANNUAL REPORT

Notes to Financial Statements
November 30, 2010 (Unaudited)

Note 1. Organization

Columbia U.S. Government Mortgage Fund (formerly known as RiverSource U.S. Government Mortgage Fund) (the Fund), a series of RiverSource Government Income Series, Inc. (the Corporation), is a diversified fund. The Corporation is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company.

Fund Shares
The Corporation has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Corporation’s Board of Directors (the Board). The Fund offers Class A, Class B, Class C, Class I, Class R4 and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million at the time of purchase are subject to a 1.00% contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds. Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class R4 shares are not subject to sales charges, however, the class was closed to new investors effective December 31, 2010.

Class Z shares are not subject to sales charges and are available only to certain investors, as described in the Fund’s prospectus. Class Z shares became effective September 27, 2010.

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2010 SEMIANNUAL REPORT  27

Notes to Financial Statements (continued)
November 30, 2010 (Unaudited)

Note 2. Summary of Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets.

Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Futures and options on futures are valued daily based upon the last sale price at the close of the market on the principal exchange on which they are traded.

Option contracts are valued daily at the mean of the latest quoted bid and asked prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market value are valued using quotations obtained from independent brokers as of the close of the NYSE.

28  COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2010 SEMIANNUAL REPORT

The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Derivative Instruments
The Fund invests in certain derivative instruments as detailed below to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.

The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the contract between the Fund and such counterparty. If the net fair value of such derivatives between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

Futures Contracts
Futures contracts represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts traded on U.S. exchanges to manage the duration and yield curve exposure of the Fund versus the benchmark. The Fund also bought and wrote put and call options on these futures contracts. Upon entering into futures contracts, the Fund bears risks which may include interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2010 SEMIANNUAL REPORT  29

Notes to Financial Statements (continued)
November 30, 2010 (Unaudited)

the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Options
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index options, to receive or pay the difference between the index value and the strike price of the index option. The Fund bought and wrote options traded on U.S. exchanges or in the over-the-counter (OTC) markets to manage duration and convexity profile versus the benchmark. Completion of transactions for options traded in the OTC market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain OTC options trades. Cash collateral held or posted by the Fund for such option trades must be returned to the counterparty or the Fund upon closure, exercise or expiration of the contract.

Option contracts purchased are recorded as investments and options contracts written are recorded as liabilities of the Fund. The Fund will realize a gain or loss when the option transaction expires or is exercised. When options on debt securities or futures are exercised, the Fund will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call or purchased put option, or the purchase cost for a written put or purchased call option, is adjusted by the amount of premium received or paid.

The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The Fund’s maximum payout in the case of written put option contracts represents the maximum potential amount of future payments

30  COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2010 SEMIANNUAL REPORT

(undiscounted) that the Fund could be required to make under the contract. For OTC options contracts, the transaction is also subject to counterparty credit risk. The maximum payout amount may be offset by the subsequent sale, if any, of assets obtained upon the exercise of the put options by holders of the option contracts or proceeds received upon entering into the contracts. The maximum payout amount was $14,366,000 as of November 30, 2010.

Contracts and premiums associated with options contracts written for the six months ended November 30, 2010 are as follows:

	Puts		Calls
	Contracts	Premiums	Contracts	Premiums
Balance May 31, 2010	—	$—	—	$—
Opened	355	184,721	169	89,988
Closed	(167)	(67,912)	—	—
Expired	(70)	(66,555)	(169)	(89,988)

Balance November 30, 2010	118	$50,254	—	$—

Effects of Derivative Transactions in the Financial Statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund’s operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivatives outstanding at the end of the period, if any.

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2010 SEMIANNUAL REPORT  31

Notes to Financial Statements (continued)
November 30, 2010 (Unaudited)

Fair values of derivative instruments at November 30, 2010

	Asset derivatives			Liability derivatives
Risk exposure	Statement of Assets and Liabilities			Statement of Assets
category	location	Fair value		and Liabilities location	Fair value
Interest rate contracts	Investments, at value — Unaffiliated issuers	$20,391		Options contracts written, at value	$34,937

Interest rate contracts	Net assets — unrealized appreciation on investments	1,775	*

Total		$22,166			$34,937

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

Effect of derivative instruments in the Statement of Operations for the six months ended November 30, 2010

Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures	Options	Total
Interest rate contracts	$(906,691)	$183,470	$(723,221)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures	Options	Total
Interest rate contracts	$224,638	$(1,610)	$223,028

Volume of Derivative Activity
Futures
The gross notional amount of long and short contracts outstanding was approximately $6.3 million and $23.7 million, respectively, at November 30, 2010. The monthly average gross notional amounts for long and short contracts was $10.9 million and $28.4 million, respectively, for the six months ended November 30, 2010. The fair value of such contracts at November 30, 2010 is set forth in the table above.

Options
The gross notional amount of contracts outstanding was approximately $47.8 million at November 30, 2010. The monthly average gross notional amount for these contracts was $11.9 million for the six months ended November 30,

32  COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2010 SEMIANNUAL REPORT

2010. The fair value of such contracts at November 30, 2010 is set forth in the table above.

Delayed Delivery Securities & Forward Sale Commitments
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund identifies within its portfolio of investments cash or liquid securities in an amount equal to the delayed delivery commitment.

The Fund may enter into forward sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of forward sale commitments are not received until the contractual settlement date. While a forward sale commitment is outstanding, equivalent deliverable securities or an offsetting forward purchase commitment deliverable on or before the sale commitment date, are used to satisfy the commitment.

Unsettled forward sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Security Valuation” above. The forward sale commitment is “marked-to-market” daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the market price established at the date the commitment was entered into.

Mortgage Dollar Roll Transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date not exceeding 120 days. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund will benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase (often referred to as the “drop”) or fee income plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage roll, the use of this technique will diminish the investment performance of the Fund compared to

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2010 SEMIANNUAL REPORT  33

Notes to Financial Statements (continued)
November 30, 2010 (Unaudited)

what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies within its portfolio of investments cash or liquid securities in an amount equal to the forward purchase price.

For financial reporting and tax purposes, the Fund treats “to be announces” mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. The Fund does not currently enter into mortgage dollars rolls that are accounted for as financial transactions.

Mortgage dollar rolls involve certain risks. If the broker-dealer to whom the Fund sells the securities becomes insolvent, the Fund’s right to purchase or repurchase the mortgage-related securities may be restricted and the instruments which the Fund is required to repurchase may be worth less than instruments which the Fund originally held. Successful use of mortgage dollar rolls may depend upon the Investment Manager’s ability to predict interest rates and mortgage repayments. For these reasons, there is no assurance that mortgage dollar rolls can be successfully employed.

Security Transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition
Interest income is recorded on the accrual basis. Market premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis, if any. For convertible securities, premiums attributable to the conversion feature are not amortized.

Expenses
General expenses of the Corporation are allocated to the Fund and other funds of the Corporation based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a specific class of shares are charged to that share class. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value
All income, expenses (other than class-specific expenses which are charged directly to that share class) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class

34  COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2010 SEMIANNUAL REPORT

based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status
The Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders
Distributions from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Guarantees and Indemnifications
Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees
Under an Investment Management Services Agreement (IMSA), Columbia Management Investment Advisers, LLC (the Investment Manager) determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.48% to 0.29% as the Fund’s net assets increase. The management fee for the six months ended November 30, 2010 was 0.48% of the Fund’s average daily net assets.

In September 2010, the Board approved, subject to approval by shareholders, an amended IMSA. If approved at the meeting of shareholders to be held on February 15, 2011, it would have the effect of changing the effective management fee rate of the Fund.

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2010 SEMIANNUAL REPORT  35

Notes to Financial Statements (continued)
November 30, 2010 (Unaudited)

Administration Fees
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial, Inc. an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.07% to 0.04% as the Fund’s net assets increase. The fee for the six months ended November 30, 2010, was 0.07% of the Fund’s average daily net assets.

Other Fees
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended November 30, 2010, other expenses paid to this company were $90.

Compensation of Board Members
Under a Deferred Compensation Plan (the Plan), the board members who are not “interested persons” of the Fund as defined under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or certain other funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the funds until distributed in accordance with the Plan.

Transfer Agent Fees
Under a Transfer Agency Agreement, Columbia Management Investment Services Corp. (the Transfer Agent) is responsible for providing transfer agency services to the Fund.

Prior to September 7, 2010, the Transfer Agent received annual account-based service fees for Class A, Class B and Class C shares which amount varied by class and annual asset-based service fees based on the Fund’s average daily net assets attributable to Class R4 shares. In addition, the Transfer Agent charged an annual fee per inactive account and received reimbursement from the Fund for certain out-of-pocket expenses.

Under a new Transfer Agency Agreement effective September 7, 2010, the Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund subject to an annual limitation (that varies by class) that is a percentage of the average aggregate

36  COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2010 SEMIANNUAL REPORT

value of the Fund’s shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent also pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund.

The Transfer Agent also receives reimbursement for certain out-of-pocket expenses and may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, Individual Retirement Account (IRA) trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Funds and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.

For the six months ended November 30, 2010, the Fund’s annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.19%
Class B	0.20
Class C	0.19
Class R4	0.08
Class Z	0.15

Class I shares do not pay transfer agent fees.

Plan Administration Fees
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution Fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A shares and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $836,000 and $133,000

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2010 SEMIANNUAL REPORT  37

Notes to Financial Statements (continued)
November 30, 2010 (Unaudited)

for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of October 31, 2010, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Sales Charges
Sales charges, including front-end and CDSCs, received by the Distributor for distributing Fund shares were $45,887 for Class A, $4,977 for Class B and $1,609 for Class C for the six months ended November 30, 2010.

Expenses Waived/Reimbursed by The Investment Manager and its Affiliates
For the six months ended November 30, 2010, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*) were as follows:

Class A	0.89%
Class B	1.65
Class C	1.64
Class I	0.48
Class R4	0.78
Class Z	0.63

The waived/reimbursed fees and expenses for the transfer agent fees at the class level were as follows:

Class A	$10,480
Class B	2,015
Class C	701
Class R4	16

The management fees waived/reimbursed at the Fund level were $222,448.

Under an agreement which was effective until July 31, 2010, the Investment Manager and its affiliates contractually agreed to waive certain fees and reimburse certain expenses such that net expenses (excluding fees and expenses of acquired funds*) would not exceed the following percentage of the class’ average daily net assets:

Class A	0.89%
Class B4	1.65
Class C	1.65
Class I	0.47
Class R4	0.77

Effective August 1, 2010, the Investment Manager and its affiliates have contractually agreed to waive certain fees and reimburse certain expenses until July 31, 2011, unless sooner terminated at the sole discretion of the Board, such

38  COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2010 SEMIANNUAL REPORT

that net expenses (excluding fees and expenses of acquired funds*) will not exceed the following percentage of the class’ average daily net assets:

Class A	0.89%
Class B	1.65
Class C	1.64
Class I	0.48
Class R4	0.78
Class Z	0.64

*	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

Note 4. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations but including mortgage dollar rolls, aggregated to $552,349,570 and $572,601,299, respectively, for the six months ended November 30, 2010.

Note 5. Affiliated Money Market Fund

The Fund may invest its daily cash balances in Columbia Short-Term Cash Fund (formerly known as RiverSource Short-Term Cash Fund), a money market fund established for the exclusive use by the Fund and other affiliated Funds. The income earned by the Fund from such investments is included as “Dividends from affiliates” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 6. Shareholder Concentration

At November 30, 2010, the Investment Manager along with affiliated funds-of funds owned approximately 58% of the outstanding shares of the Fund. Purchase and redemption activity of these accounts may have a significant effect on the operations of the Fund.

At November 30, 2010, the Investment Manager along with affiliated funds-of-funds owned 100% of Class I shares.

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2010 SEMIANNUAL REPORT  39

Notes to Financial Statements (continued)
November 30, 2010 (Unaudited)

Note 7. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on October 14, 2010, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $300 million. The borrowers shall have the right, upon written notice to the Administrative Agent, to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $500 million. Participation in such increase by any existing lender shall be at such lender’s sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

Prior to October 14, 2010, the credit facility agreement, which was a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permitted collective borrowings up to $300 million. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum, in addition to an upfront fee equal to its pro rata share of 0.04% of the amount of the credit facility. The Fund had no borrowings for the six months ended November 30, 2010.

Note 8. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

40  COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2010 SEMIANNUAL REPORT

At November 30, 2010, the cost of investments for federal income tax purposes was approximately $270,519,000 and the approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$21,309,000
Unrealized depreciation	$(2,695,000)

Net unrealized appreciation	$18,614,000

The following capital loss carryforwards, determined as of May 31, 2010 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of expiration	Amount
2017	$410,120
2018	$11,667,024

Total	$12,077,144

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carryforward has been offset or expires. There is no assurance that the Fund will be able to utilize all of its capital loss carryforward before it expires.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as legacy RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2010 SEMIANNUAL REPORT  41

Notes to Financial Statements (continued)
November 30, 2010 (Unaudited)

allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal

42  COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2010 SEMIANNUAL REPORT

proceedings, and have made regular reports to the funds’ Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2010 SEMIANNUAL REPORT  43

Approval of Investment Management Services Agreement

In September 2010, in connection with various initiatives to integrate the legacy Columbia Funds and legacy RiverSource Funds, for which Columbia Management Investment Advisers, LLC (CMIA) serves as investment manager, the Fund’s Board of Directors (the Board) approved, subject to approval by shareholders, an amended investment management services agreement between the Fund and CMIA (the IMSA), which would have the effect of changing the effective management fee rate of the Fund. The IMSA is subject to the approval of the Fund’s shareholders at a meeting to be held on February 15, 2011. A discussion regarding the basis for the approval by the Board of the IMSA is set forth under “Proposal 4 — Approve Proposed IMS Agreement — Board Considerations,” in the definitive proxy statement filed with the Securities and Exchange Commission by RiverSource Government Income Series, Inc., on behalf of the Fund, on December 28, 2010, and is incorporated by reference herein.

44  COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2010 SEMIANNUAL REPORT

Proxy Voting

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at www.sec.gov.

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2010 SEMIANNUAL REPORT  45

Columbia U.S. Government Mortgage Fund
(formerly known as RiverSource U.S. Government Mortgage Fund)
P.O. Box 8081
Boston, MA 02266-8081

columbiamanagement.com

This report must be accompanied or preceded by the Fund’s current prospectus. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA and managed by Columbia Management Investment Advisers, LLC.
©2011 Columbia Management Investment Advisers, LLC. All rights reserved.	S-6256 K (1/11)

Semiannual Report

RiverSource
Short Duration U.S. Government Fund

Semiannual Report for the Period Ended
November 30, 2010

RiverSource Short Duration U.S. Government Fund seeks to provide shareholders with a high level of current income and safety of principal consistent with investment in U.S. government and government agency securities.

 Not FDIC insured - No bank guarantee - May lose value

Your Fund at a Glance	3

Fund Expenses Example	8

Portfolio of Investments	11

Statement of Assets and Liabilities	24

Statement of Operations	26

Statements of Changes in Net Assets	27

Financial Highlights	29

Notes to Financial Statements	36

Proxy Voting	54

In August 2010, the Board of Directors of RiverSource Short Duration U.S. Government Fund (the “Fund”) approved a proposal to merge the Fund with and into Columbia Short Term Bond Fund. The merger is expected to be a tax-free reorganization for U.S. federal income tax purposes. More information about Columbia Short Term Bond Fund and the definitive terms of the proposed merger are included in proxy materials mailed to shareholders who owned shares of the Fund on December 17, 2010. The proxy materials are available at https://www.proxy-direct.com/col22080. If approved at a meeting of shareholders to be held on February 15, 2011, the merger is expected to take place before the end of the second quarter of 2011.

See the Fund’s prospectus for risks associated with investing in the Fund.

2  RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND — 2010 SEMIANNUAL REPORT

Your Fund at a Glance
(Unaudited)

FUND SUMMARY

>	RiverSource Short Duration U.S. Government Fund (the Fund) Class A shares rose 1.78% (excluding sales charge) for the six months ended Nov. 30, 2010.

>	The Fund outperformed its benchmark, the Barclays Capital U.S. 1-3 Year Government Index, which gained 1.15% during the six-month period.

>	The Fund also outperformed the Lipper Short U.S. Government Funds Index, representing the Fund’s peer group, which advanced 1.49% during the same time frame.

ANNUALIZED TOTAL RETURNS (for period ended Nov. 30, 2010)

	6 months*	1 year	3 years	5 years	10 years
RiverSource Short Duration U.S. Government Fund Class A (excluding sales charge)	+1.78%	+2.81%	+2.72%	+3.52%	+3.40%

Barclays Capital U.S. 1-3 Year Government Index (unmanaged)(1)	+1.15%	+1.84%	+3.63%	+4.43%	+4.22%

Lipper Short U.S. Government Funds Index (unmanaged)(2)	+1.49%	+2.39%	+3.50%	+4.01%	+3.71%

*	Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The 3.00% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund’s returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund’s returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND — 2010 SEMIANNUAL REPORT  3

Your Fund at a Glance (continued)

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index.

(1)	The Barclays Capital U.S. 1-3 Year Government Index, an unmanaged index, is made up of all publicly issued, non-convertible domestic debt of the U.S. government, or agency thereof, or any quasi-federal corporation. The index also includes corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum maturity of one year up to a maximum maturity of 2.9 years are included. The index reflects reinvestment of all distributions and changes in market prices.
(2)	The Lipper Short U.S. Government Funds Index includes the 30 largest short U.S. government funds tracked by Lipper Inc. The index’s returns include net reinvested dividends.

4  RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND — 2010 SEMIANNUAL REPORT

AVERAGE ANNUAL TOTAL RETURNS

at Nov. 30, 2010
Since
Without sales charge	6 months*	1 year	3 years	5 years	10 years	inception**
Class A (inception 8/19/85)	+1.78%	+2.81%	+2.72%	+3.52%	+3.40%	N/A

Class B (inception 3/20/95)	+1.59%	+2.46%	+2.01%	+2.78%	+2.67%	N/A

Class C (inception 6/26/00)	+1.39%	+2.04%	+1.95%	+2.74%	+2.63%	N/A

Class I (inception 3/4/04)	+2.19%	+3.42%	+3.18%	+3.90%	N/A	+3.15%

Class R*** (inception 8/3/09)	+1.61%	+2.43%	N/A	N/A	N/A	+3.85%

Class R4 (inception 3/20/95)	+2.04%	+2.90%	+2.83%	+3.65%	+3.56%	N/A

Class W (inception 12/1/06)	+2.00%	+3.00%	+2.67%	N/A	N/A	+3.24%

With sales charge
Class A (inception 8/19/85)	-1.28%	-0.28%	+1.68%	+2.89%	+3.09%	N/A

Class B (inception 3/20/95)	-3.41%	-2.54%	+1.04%	+2.41%	+2.67%	N/A

Class C (inception 6/26/00)	+0.39%	+1.04%	+1.95%	+2.74%	+2.63%	N/A

Class A share performance reflects the maximum initial sales charge of 3.00%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I, Class R, Class R4, and Class W shares. Class I, Class R and Class R4 are available to qualifying institutional investors only. Class W shares are offered through qualifying discretionary accounts.

*	Not annualized.
**	For classes with less than 10 years performance.

***	Effective Sept. 7, 2010, Class R2 shares were renamed Class R shares.

RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND — 2010 SEMIANNUAL REPORT  5

Your Fund at a Glance (continued)

PORTFOLIO STATISTICS

Weighted average life(1)	2.3 years

Effective duration(2)	1.6 years

(1)	Weighted average life measures a bond’s maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.
(2)	Effective duration measures the sensitivity of a security’s price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.

6  RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND — 2010 SEMIANNUAL REPORT

PORTFOLIO BREAKDOWN(1) (at Nov. 30, 2010)

Asset-Backed	6.3%

Commercial Mortgage-Backed	1.8%

FDIC — Insured Debt(2)	9.5%

Government Guaranteed(3)	0.2%

Residential Mortgage-Backed(4)	44.4%

U.S. Government Obligations & Agencies	35.9%

Other(5)	1.9%

(1)	Portfolio holdings include industry sectors that can be comprised of securities in several industries. Please refer to the section entitled “Portfolio of Investments” for a complete listing. No single industry exceeded 25% of portfolio assets.

Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund’s composition is subject to change.
(2)	Debt guaranteed under the FDIC’s Temporary Liquidity Guarantee Program (TLGP).
(3)	Debt guaranteed by the HM Treasury, United Kingdom.
(4)	Of the 44.4%, 9.09% is due to forward commitment residential mortgage-backed securities activity. Short-term securities are held as collateral for these commitments.
(5)	Cash & Cash Equivalents.

QUALITY BREAKDOWN(1) (at Nov. 30, 2010)

AAA bonds	92.8%

AA bonds	1.7%

A bonds	1.6%

BBB bonds	1.4%

Non-investment grade bonds	0.1%

Non-rated bonds	2.4%

(1)	Percentages indicated are based upon total fixed income securities (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

Ratings apply to the underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor’s rating is used to determine the credit quality of a security. Standard and Poor’s rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor’s doesn’t rate a security, then Moody’s rating is used. Columbia Management Investment Advisers, LLC (the Investment Manager) rates a security using an internal rating system when Moody’s doesn’t provide a rating.

RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND — 2010 SEMIANNUAL REPORT  7

Fund Expenses Example
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments; and (ii) ongoing costs, which may include management fees; distribution and service (Rule 12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund’s shareholders indirectly bear the ongoing expenses of any funds in which the Fund invests (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund’s indirect expense from investing in the acquired funds is based on the Fund’s pro rata portion of the ongoing expenses charged by acquired funds using the expense ratio of each of the acquired funds as of the acquired fund’s most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period indicated and held until Nov. 30, 2010.

Actual Expenses
The first line of the table provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during the period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for each class and an assumed rate of return of 5% per year before expenses, which is not the actual return for the class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8  RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND — 2010 SEMIANNUAL REPORT

	Beginning	Ending	Expenses
	account value	account value	paid during		Annualized
	June 1, 2010	Nov. 30, 2010	the period(a)		expense ratio
Class A

Actual(b)	$1,000	$1,017.80	$4.37	(c)	.85%	(c)

Hypothetical (5% return before expenses)	$1,000	$1,021.15	$4.38	(c)	.85%	(c)

Class B

Actual(b)	$1,000	$1,015.90	$8.27	(c)	1.61%	(c)

Hypothetical (5% return before expenses)	$1,000	$1,017.28	$8.28	(c)	1.61%	(c)

Class C

Actual(b)	$1,000	$1,013.90	$8.21		1.60%

Hypothetical (5% return before expenses)	$1,000	$1,017.33	$8.22		1.60%

Class I

Actual(b)	$1,000	$1,021.90	$2.32	(c)	.45%	(c)

Hypothetical (5% return before expenses)	$1,000	$1,023.19	$2.32	(c)	.45%	(c)

Class R

Actual(b)	$1,000	$1,016.10	$6.06	(c)	1.18%	(c)

Hypothetical (5% return before expenses)	$1,000	$1,019.47	$6.07	(c)	1.18%	(c)

Class R4

Actual(b)	$1,000	$1,020.40	$3.81		.74%

Hypothetical (5% return before expenses)	$1,000	$1,021.71	$3.81		.74%

RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND — 2010 SEMIANNUAL REPORT  9

Fund Expenses Example (continued)

	Beginning	Ending	Expenses
	account value	account value	paid during		Annualized
	June 1, 2010	Nov. 30, 2010	the period(a)		expense ratio
Class W

Actual(b)	$1,000	$1,020.00	$4.37	(c)	.85%	(c)

Hypothetical (5% return before expenses)	$1,000	$1,021.15	$4.38	(c)	.85%	(c)

(a)	Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 186/365 (to reflect the one-half year period).
(b)	Based on the actual return for the six months ended Nov. 30, 2010: +1.78% for Class A, +1.59% for Class B, +1.39% for Class C, +2.19% for Class I, +1.61% for Class R, +2.04% for Class R4 and +2.00% for Class W.
(c)	Columbia Management Investment Advisers, LLC (the Investment Manager) and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until July 31, 2011, unless sooner terminated at the sole discretion of the Fund’s Board, such that net expenses (excluding fees and expenses of acquired funds) will not exceed 0.84% for Class A, 1.60% for Class B, 0.44% for Class I, 1.24% for Class R and 0.89% for Class W. Any amounts waived will not be reimbursed by the Fund. This change was effective Aug. 1, 2010. Had this change been in place for the entire six month period ended Nov. 30, 2010, the actual expenses paid would have been $4.32 for Class A, $8.22 for Class B, $2.27 for Class I, $6.37 for Class R, and $4.58 for Class W; the hypothetical expenses paid would have been $4.33 for Class A, $8.22 for Class B, $2.27 for Class I, $6.38 for Class R, and $4.58 for Class W.

10  RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND — 2010 SEMIANNUAL REPORT

Portfolio of Investments

Nov. 30, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)

Investments in Securities

Bonds (97.1%)
	Coupon	Principal
Issuer	rate	amount		Value(a)

U.S. Government Obligations & Agencies (39.5%)
Federal Home Loan Banks
05-20-11	2.625%	$2,565,000	(n)	$2,594,085
12-28-11	1.000	14,550,000	(n)	14,653,488
06-21-13	1.875	12,600,000	(n)	12,956,908
10-18-13	3.625	2,000,000		2,153,908
Federal Home Loan Mortgage Corp.
06-15-11	6.000	500,000		515,604
07-26-12	1.000	4,820,000		4,823,205
08-20-12	5.500	2,610,000		2,829,830
09-28-12	1.250	1,510,000		1,510,769
10-28-13	0.875	30,660,000	(n)	30,667,082
Federal National Mortgage Association
09-24-12	0.625	23,000,000	(n)	23,044,666
11-19-12	4.750	730,000		789,218
07-17-13	4.375	5,020,000		5,474,922
09-17-13	1.125	2,450,000		2,452,837
12-18-13	0.750	5,960,000		5,926,600
10-26-15	1.625	30,000,000	(n)	29,964,060
Private Export Funding Corp. U.S. Government Guaranty
10-15-14	3.050	5,675,000		6,000,086
U.S. Treasury
12-31-10	0.875	11,750,000	(n)	11,756,766
07-31-11	1.000	3,250,000	(n)	3,266,250
05-31-12	0.750	33,000,000	(n)	33,181,830
06-15-12	1.875	6,690,000	(n)	6,842,612
08-31-12	0.375	22,000,000	(n)	21,980,244
02-15-13	1.375	9,785,000	(n)	9,966,940
11-30-15	1.375	8,000,000	(e)	7,966,248
10-31-17	1.875	7,000,000	(n)	6,886,796

Total				248,204,954

Asset-Backed (6.9%)
Access Group, Inc. Series 2005-1 Class A1
06-22-18	0.370	1,344,059	(o)	1,342,489
Banc of America Funding Corp. CMO Series 2009-R14A Class 1A1
09-26-37	1.355	3,621,267	(d,o)	3,596,127
Bear Stearns Asset-Backed Securities Trust Series 2006-HE9 Class 1A1
11-25-36	0.303	616,715	(o)	603,966
Carrington Mortgage Loan Trust Series 2006-RFC1 Class A2
05-25-36	0.353	2,397,194	(o)	2,308,501
Chrysler Financial Lease Trust Series 2010-A Class A2
06-15-11	1.780	3,193,313	(d)	3,198,557
Citigroup Mortgage Loan Trust, Inc. Series 2006-WFH4 Class A2
11-25-36	0.353	1,241,700	(o)	1,173,223
Countrywide Asset-Backed Certificates Series 2005-SD1 Class A1C
05-25-35	0.643	1,246,799	(d,o)	1,201,952
Countrywide Asset-Backed Certificates Series 2006-22 Class 2A1 (MGIC)
05-25-47	0.303	592,078	(b,o)	589,335
Credit-Based Asset Servicing and Securitization LLC Series 2006-CB6 Class A22
07-25-36	0.343	731,894	(o)	729,426
Jefferies & Co., Inc. CMO Series 2010-R1 Class 2A1
11-26-36	0.422	924,512	(d,o)	885,221
Morgan Stanley ABS Capital I Series 2005-WMC5 Class M2
06-25-35	0.733	2,449,651	(o)	2,382,449
Morgan Stanley ABS Capital I Series 2006-WMC1 Class A2B
12-25-35	0.453	1,372,354	(o)	1,313,523
RAAC Series Series 2006-SP4 Class A1
11-25-36	0.353	4,754	(o)	4,753
RBSSP Resecuritization Trust CMO Series 2009-10 Class 4A1
07-26-36	0.405	2,318,460	(d,o)	2,288,283
RBSSP Resecuritization Trust CMO Series 2009-10 Class 7A1
03-26-37	0.355	863,791	(d,o)	857,716

See accompanying Notes to Portfolio of Investments.

RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND — 2010 SEMIANNUAL REPORT  11

Portfolio of Investments (continued)

Bonds (continued)
	Coupon	Principal
Issuer	rate	amount		Value(a)

Asset-Backed (cont.)
RBSSP Resecuritization Trust CMO Series 2009-11 Class 2A1
04-26-36	0.405%	$4,187,005	(d,o)	$3,962,875
RBSSP Resecuritization Trust CMO Series 2009-12 Class 2A1
10-25-32	4.767	1,440,672	(d)	1,452,658
RBSSP Resecuritization Trust CMO Series 2009-13 Class 8A1
06-26-37	1.005	4,695,420	(d,o)	4,637,467
Residential Asset Mortgage Products, Inc. Series 2004-RS8 Class AI4
06-25-32	5.060	1,453,835		1,442,840
Sierra Receivables Funding Co. Series 2010-2A Class A
11-20-25	3.840	2,193,614	(d)	2,208,635
Small Business Administration Series 2002-P10B Class 1
08-10-12	5.199	201,123		210,881
Soundview Home Equity Loan Trust Series 2005-B Class M1
05-25-35	6.135	101,486	(o)	101,326
Specialty Underwriting & Residential Finance Series 2005-BC3 Class M1
06-25-36	0.703	4,500,000	(o)	4,272,102
Structured Asset Investment Loan Trust Series 2005-9 Class A5
11-25-35	0.483	1,349,323	(o)	1,313,974
Structured Asset Securities Corp. CMO Series 2006-NC1 Class A6
05-25-36	0.303	601,165	(o)	589,837
Structured Asset Securities Corp. Series 2007-WF2 Class A2
08-25-37	0.953	564,173	(o)	563,135

Total				43,231,251

Commercial Mortgage-Backed (1.9%)(f)
Bear Stearns Commercial Mortgage Securities Series 2004-PWR6 Class A4
11-11-41	4.521	1,575,000		1,614,626
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates CMO Series K001 Class A2
04-25-16	5.651	4,166,390		4,677,692
Federal National Mortgage Association CMO Series 2010-M4 Class A1
06-25-20	2.520	2,735,703		2,793,750
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2004-CBX Class A3
01-12-37	4.184	3,057,612		3,062,326

Total				12,148,394

Residential Mortgage-Backed (48.8%)(f,j)
Banc of America Funding Corp. CMO Series 2010-R4 Class 4A1
06-26-37	0.465	959,615	(d,o)	935,012
BCAP LLC Trust CMO Series 2009-RR13 Class 12A1
04-26-37	5.250	1,933,105	(d)	1,958,665
BCAP LLC Trust CMO Series 2010-RR6 Class 6A1
07-26-37	4.000	5,451,213	(d)	5,511,155
Citigroup Mortgage Loan Trust, Inc. CMO Series 2006-AR9 Class 1A1
11-25-36	0.323	35,229	(o)	35,047
Countrywide Alternative Loan Trust CMO Series 2006-OA11 Class A3B1
09-25-46	0.433	645,283	(o)	620,330
Credit Suisse Mortgage Capital Certificates CMO Series 2009-12R Class 14A1
11-27-35	5.500	5,539,360	(d)	5,815,027
Credit Suisse Mortgage Capital Certificates CMO Series 2009-12R Class 30A1
12-27-36	5.300	634,137	(d)	645,845
Credit Suisse Mortgage Capital Certificates CMO Series 2010-17R Class 1A1
06-26-36	2.831	2,968,814	(d,o)	2,968,814
Federal Home Loan Mortgage Corp.
12-01-25	4.500	22,450,000	(e)	23,604,064
Federal Home Loan Mortgage Corp. #1G2547
12-01-36	6.097	737,911	(o)	796,414

See accompanying Notes to Portfolio of Investments.

12  RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND — 2010 SEMIANNUAL REPORT

Bonds (continued)
	Coupon	Principal
Issuer	rate	amount		Value(a)

Residential Mortgage-Backed (cont.)
Federal Home Loan Mortgage Corp. #1G2598
01-01-37	5.950%	$1,001,752	(o)	$1,064,253
Federal Home Loan Mortgage Corp. #1J0614
09-01-37	5.672	1,701,292	(o)	1,807,572
Federal Home Loan Mortgage Corp. #1Q0140
08-01-36	6.083	320,374	(o)	338,265
Federal Home Loan Mortgage Corp. #B10459
10-01-18	5.500	589,459		642,707
Federal Home Loan Mortgage Corp. #C00351
07-01-24	8.000	159,952		186,462
Federal Home Loan Mortgage Corp. #C00385
01-01-25	9.000	280,026		323,270
Federal Home Loan Mortgage Corp. #C80329
08-01-25	8.000	50,572		59,008
Federal Home Loan Mortgage Corp. #E81240
06-01-15	7.500	1,526,015		1,646,892
Federal Home Loan Mortgage Corp. #E92454
11-01-17	5.000	1,459,317		1,564,251
Federal Home Loan Mortgage Corp. #E96624
05-01-18	5.000	701,688		752,144
Federal Home Loan Mortgage Corp. #G00363
06-01-25	8.000	202,630		236,431
Federal Home Loan Mortgage Corp. #G00501
05-01-26	9.000	400,232		473,233
Federal Home Loan Mortgage Corp. #G04710
09-01-38	6.000	1,135,221		1,246,072
Federal Home Loan Mortgage Corp. #G10669
03-01-12	7.500	228,014		237,972
Federal Home Loan Mortgage Corp. #G11243
04-01-17	6.500	6,652,146		7,245,770
Federal Home Loan Mortgage Corp. #G13987
01-01-24	6.000	5,950,000		6,491,698
Federal Home Loan Mortgage Corp. CMO I.O. Series 11 Class B
01-01-20	9.899	5,377	(h)	1,363
Federal Home Loan Mortgage Corp. CMO I.O. Series 2471 Class SI
03-15-32	20.000	842,219	(h)	154,249
Federal Home Loan Mortgage Corp. CMO I.O. Series 2981 Class AS
05-15-35	7.980	7,920,254	(h)	1,301,167
Federal Home Loan Mortgage Corp. CMO I.O. Series 3455 Class AI
12-15-13	10.697	12,566,001	(h)	286,267
Federal Home Loan Mortgage Corp. CMO I.O. Series 3517 Class JI
12-15-12	58.040	1,401,594	(h)	11,680
Federal Home Loan Mortgage Corp. CMO I.O. Series 3600 Class DI
01-15-13	4.085	20,417,151	(h)	486,894
Federal Home Loan Mortgage Corp. CMO I.O. Series 3630 Class AI
03-15-17	3.939	8,739,405	(h)	422,795
Federal Home Loan Mortgage Corp. CMO Series 2617 Class HD
06-15-16	7.000	1,444,405		1,485,393
Federal Home Loan Mortgage Corp. CMO Series 3531 Class CE
01-15-39	3.000	2,380,558		2,449,330
Federal Home Loan Mortgage Corp. CMO Series 3683 Class JD
12-15-23	4.000	5,541,226		5,833,401
Federal Home Loan Mortgage Corp. CMO Series 3684 Class CM
08-15-24	2.500	6,120,649		6,204,594
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates CMO Series K003 Class A1
07-25-13	2.225	4,304,277		4,355,920
Federal National Mortgage Association
12-01-25	3.500	3,000,000	(e)	3,067,968
12-01-25	4.500	8,825,000	(e)	9,303,483
12-01-25	5.000	2,500,000	(e)	2,661,328
01-01-26	3.500	15,000,000	(e)	15,288,284
Federal National Mortgage Association #125032
11-01-21	8.000	80,020		93,032
Federal National Mortgage Association #190129
11-01-23	6.000	571,538		630,390
Federal National Mortgage Association #190988
06-01-24	9.000	122,374		134,559
Federal National Mortgage Association #254384
06-01-17	7.000	174,839		192,597

See accompanying Notes to Portfolio of Investments.

RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND — 2010 SEMIANNUAL REPORT  13

Portfolio of Investments (continued)

Bonds (continued)
	Coupon	Principal
Issuer	rate	amount		Value(a)

Residential Mortgage-Backed (cont.)
Federal National Mortgage Association #254454
08-01-17	7.000%	$314,728		$346,695
Federal National Mortgage Association #254723
05-01-23	5.500	4,634,530		5,070,417
Federal National Mortgage Association #256901
09-01-37	6.500	757,602		839,130
Federal National Mortgage Association #303885
05-01-26	7.500	217,080		248,349
Federal National Mortgage Association #313007
07-01-11	7.500	7,249		7,312
Federal National Mortgage Association #336512
02-01-26	6.000	37,789		41,674
Federal National Mortgage Association #508402
08-01-14	6.500	140,785		153,902
Federal National Mortgage Association #545818
07-01-17	6.000	6,989,014		7,649,551
Federal National Mortgage Association #545864
08-01-17	5.500	5,559,892		6,068,681
Federal National Mortgage Association #545910
08-01-17	6.000	1,056,082		1,154,145
Federal National Mortgage Association #555063
11-01-17	5.500	3,454,026		3,787,604
Federal National Mortgage Association #555367
03-01-33	6.000	5,660,090	(p)	6,241,965
Federal National Mortgage Association #579485
04-01-31	6.500	1,284,017		1,449,357
Federal National Mortgage Association #593829
12-01-28	7.000	1,018,827		1,158,690
Federal National Mortgage Association #601416
11-01-31	6.500	477,997		539,877
Federal National Mortgage Association #630993
09-01-31	7.500	1,468,525		1,684,165
Federal National Mortgage Association #648040
06-01-32	6.500	1,490,348		1,684,262
Federal National Mortgage Association #648349
06-01-17	6.000	3,879,237		4,243,689
Federal National Mortgage Association #651284
07-01-17	6.000	727,971		792,191
Federal National Mortgage Association #662866
11-01-17	6.000	838,767		917,800
Federal National Mortgage Association #665752
09-01-32	6.500	487,054		550,427
Federal National Mortgage Association #678940
02-01-18	5.500	1,247,042		1,370,973
Federal National Mortgage Association #686227
02-01-18	5.500	1,622,153		1,782,674
Federal National Mortgage Association #696837
04-01-18	5.500	1,793,366		1,952,871
Federal National Mortgage Association #722325
07-01-33	4.941	3,519,736	(o)	3,723,954
Federal National Mortgage Association #739243
09-01-33	6.000	2,194,871		2,457,680
Federal National Mortgage Association #739331
09-01-33	6.000	999,647		1,102,414
Federal National Mortgage Association #745392
12-01-20	4.500	598,135		636,846
Federal National Mortgage Association #791447
10-01-34	6.000	3,494,924		3,870,595
Federal National Mortgage Association #799843
11-01-34	2.173	485,521	(o)	499,245
Federal National Mortgage Association #829597
08-01-35	2.599	785,298	(o)	820,205
Federal National Mortgage Association #831809
09-01-36	6.000	4,924,523		5,424,623
Federal National Mortgage Association #832641
09-01-35	6.000	3,373,015		3,701,852
Federal National Mortgage Association #881886
04-01-36	5.377	429,970	(o)	458,433
Federal National Mortgage Association #886764
08-01-36	6.086	295,373	(o)	313,327
Federal National Mortgage Association #887403
07-01-36	7.000	1,831,171		2,106,165
Federal National Mortgage Association #888989
06-01-37	5.745	2,151,770	(o)	2,297,687
Federal National Mortgage Association #895834
04-01-36	5.934	408,235	(o)	426,219
Federal National Mortgage Association #929139
02-01-23	5.000	6,831,640		7,274,771
Federal National Mortgage Association #946609
09-01-37	5.712	452,299	(o)	481,199
Federal National Mortgage Association #995097
10-01-37	6.500	2,643,588		2,957,814
Federal National Mortgage Association #MA0548
10-01-20	3.500	1,962,288		2,038,787

See accompanying Notes to Portfolio of Investments.

14  RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND — 2010 SEMIANNUAL REPORT

Bonds (continued)
	Coupon	Principal
Issuer	rate	amount		Value(a)

Residential Mortgage-Backed (cont.)
Federal National Mortgage Association CMO I.O. Series 163 Class 2
07-25-22	20.000%	$320,406	(h)	$54,946
Federal National Mortgage Association CMO I.O. Series 2003-26 Class MI
03-25-23	1.920	807,665	(h)	93,010
Federal National Mortgage Association CMO I.O. Series 2003-63 Class IP
07-25-33	0.418	2,291,143	(h)	402,218
Federal National Mortgage Association CMO I.O. Series 36 Class 2
08-01-18	15.474	76	(h)	14
08-01-18	17.410	2,717	(h)	523
Federal National Mortgage Association CMO I.O. Series 70 Class 2
01-15-20	20.000	122,835	(h)	27,536
Federal National Mortgage Association CMO P.O. Series G-15 Class A
06-25-21	2.490	17,186	(i)	16,085
Federal National Mortgage Association CMO Series 2002-97 Class CF
03-25-31	5.500	3,770,507		3,850,802
Federal National Mortgage Association CMO Series 2003-W11 Class A1
06-25-33	3.274	86,405	(o)	90,590
Federal National Mortgage Association CMO Series 2004-60 Class PA
04-25-34	5.500	2,128,922		2,295,540
Federal National Mortgage Association CMO Series 2009-70 Class NL
08-25-19	3.000	1,207,507		1,244,729
Federal National Mortgage Association CMO Series 2010-50 Class AB
01-25-24	2.500	5,052,900		5,121,304
Government National Mortgage Association Series 2010-161
05-16-35	0.750	4,000,000	(e)	4,071,000
Government National Mortgage Association #615740
08-15-13	6.000	268,078		292,883
Government National Mortgage Association #648339
10-15-35	5.500	890,699		985,120
Government National Mortgage Association #781507
09-15-14	6.000	1,240,888		1,313,798
Government National Mortgage Association CMO Series 2009-105 Class A
12-16-50	3.456	7,051,530		7,470,532
Government National Mortgage Association CMO Series 2009-114 Class A
12-16-38	3.103	7,339,564		7,571,201
Government National Mortgage Association CMO Series 2009-63 Class A
01-16-38	3.400	4,842,832		5,069,015
Government National Mortgage Association CMO Series 2009-71 Class A
04-16-38	3.304	7,209,726		7,473,314
Government National Mortgage Association CMO Series 2009-90 Class AC
01-16-33	3.137	5,400,000		5,628,002
Government National Mortgage Association CMO Series 2010-13 Class A
08-16-22	2.461	4,633,142		4,712,116
Government National Mortgage Association CMO Series 2010-159 Class A
01-16-33	2.159	4,700,000	(e)	4,779,900
Government National Mortgage Association CMO Series 2010-18 Class A
12-16-50	3.100	4,936,703		5,134,703
Government National Mortgage Association CMO Series 2010-22 Class AC
12-16-30	2.229	3,770,016		3,836,165
Government National Mortgage Association CMO Series 2010-49 Class A
03-16-51	2.870	1,486,188		1,547,552
Government National Mortgage Association CMO Series 2010-65 Class A
11-16-28	2.017	3,638,969		3,687,066
Government National Mortgage Association CMO Series 2010-83 Class A
10-16-50	2.021	4,445,584		4,503,644
GSR Mortgage Loan Trust CMO Series 2005-5F Class 2A3
06-25-35	5.500	2,500,816		2,524,684

See accompanying Notes to Portfolio of Investments.

RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND — 2010 SEMIANNUAL REPORT  15

Portfolio of Investments (continued)

Bonds (continued)
	Coupon	Principal
Issuer	rate	amount		Value(a)

Residential Mortgage-Backed (cont.)
LVII Resecuritization Trust CMO Series 2009-3 Class A1
11-27-37	5.711%	$964,440	(d,o)	$983,729
Residential Asset Securitization Trust CMO Series 2004-A7 Class A1
10-25-34	5.500	1,579,704		1,581,618
Wells Fargo Mortgage-Backed Securities Trust CMO Series 2003-O Class 1A11
01-25-34	4.690	1,433,394	(o)	1,463,385
Wells Fargo Mortgage-Backed Securities Trust CMO Series 2004-Q Class 1A2
09-25-34	4.871	2,999,466	(o)	3,086,612
Wells Fargo Mortgage-Backed Securities Trust CMO Series 2005-AR16 Class 4A6
10-25-35	2.890	2,455,144	(o)	2,441,321
Wells Fargo Mortgage-Backed Securities Trust CMO Series 2006-12 Class A1
10-25-36	6.000	1,644,544		1,630,536

Total				306,884,477

Total Bonds
(Cost: $598,596,658)				$610,469,076

FDIC-Insured Debt (10.4%)(k)
	Coupon	Principal
Issuer	rate	amount		Value(a)

U.S. Agencies
Bank of America Corp. FDIC Government Guaranty
04-30-12	2.100%	$4,175,000		$4,266,086
06-15-12	3.125	3,810,000		3,961,482
Citigroup Funding, Inc. FDIC Government Guaranty
11-15-12	1.875	3,055,000		3,130,272
Citigroup Funding, Inc. FDIC Government Guaranty
07-12-12	2.125	15,000,000		15,379,633
General Electric Capital Corp. FDIC Government Guaranty
12-09-11	3.000	11,525,000		11,828,787
12-28-12	2.625	7,580,000		7,883,671
JPMorgan Chase & Co. FDIC Government Guaranty
02-23-11	1.650	2,940,000		2,949,327
Morgan Stanley FDIC Government Guaranty
02-10-12	0.566	8,300,000		8,330,021
The Goldman Sachs Group, Inc. FDIC Government Guaranty
07-15-11	1.625	7,750,000		7,815,960

Total FDIC-Insured Debt
(Cost: $64,366,542)				$65,545,239

Government Guaranteed (0.2%)
	Coupon	Principal
Issuer	rate	amount		Value(a)

Foreign Agencies(c) (0.1%)
Barclays Bank PLC Government Liquid Guaranteed
03-05-12	2.700%	$780,000	(c,d,l)	$794,483

Banking (0.1%)
The Royal Bank of Scotland PLC Government Liquid Guaranteed
04-23-12	2.650	400,000	(c,l)	409,552

Total Government Guaranteed
(Cost: $1,185,072)				$1,204,035

Money Market Fund (2.1%)
	Shares		Value(a)

Columbia Short-Term Cash Fund, 0.229%	13,238,842	(m)	$13,238,842

Total Money Market Fund
(Cost: $13,238,842)			$13,238,842

See accompanying Notes to Portfolio of Investments.

16  RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND — 2010 SEMIANNUAL REPORT

Investments of Cash Collateral Received
for Securities on Loan (11.1%)
	Effective	Principal
Issuer	yield	amount	Value(a)

Repurchase Agreements(g)
Cantor Fitzgerald & Co. dated 11-30-10, matures 12-01-10, repurchase price
$30,000,217	0.260%	$30,000,000	$30,000,000
Credit Suisse Securities (USA) LLC dated 11-30-10, matures 12-01-10, repurchase price
$27,609,529	0.240	27,609,345	27,609,345
Merrill Lynch Pierce Fenner & Smith, Inc. dated 11-30-10, matures 12-01-10, repurchase price
$5,000,035	0.250	5,000,000	5,000,000
Pershing LLC dated 11-30-10, matures 12-01-10, repurchase price
$7,000,064	0.330	7,000,000	7,000,000

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $69,609,345)			$69,609,345

Total Investments in Securities
(Cost: $746,996,459)(q)			$760,066,537

Investments in Derivatives

Futures Contracts Outstanding at Nov. 30, 2010

	Number of	Notional
	contracts	market	Expiration	Unrealized	Unrealized
Contract description	long (short)	value	date	appreciation	depreciation
U.S. Treasury Note, 2-year	(115)	(25,228,125)	April 2011	$—	$(10,981)
U.S. Treasury Note, 5-year	(492)	(58,966,968)	April 2011	—	(24,095)

Total				$—	$(35,076)

Notes to Portfolio of Investments

CMO	— Collateralized Mortgage Obligation
FDIC	— Federal Deposit Insurance Corporation
P.O.	— Principal Only
I.O.	— Interest Only

(a)	Securities are valued by using policies described in Note 2 to the financial statements.

(b)	The following abbreviation is used in the portfolio security description to identify the insurer and/or guarantor of the issue:

MGIC	— Mortgage Guaranty Insurance Corporation

(c)	Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Nov. 30, 2010, the value of foreign securities, excluding short-term securities, represented 0.19% of net assets.

RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND — 2010 SEMIANNUAL REPORT  17

Portfolio of Investments (continued)

Notes to Portfolio of Investments (continued)

(d)	Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Directors. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Nov. 30, 2010, the value of these securities amounted to $43,902,221 or 6.98% of net assets.

(e)	At Nov. 30, 2010, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $71,002,054. See Note 2 to the financial statements.

(f)	Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Cantor Fitzgerald & Co. (0.260%)
Security description	Value(a)
Fannie Mae Grantor Trust	$5,422
Fannie Mae Interest Strip	1,559,369
Fannie Mae Principal Strip	287,252
Fannie Mae REMICS	3,128,882
Fannie Mae Whole Loan	157,864
Federal Farm Credit Bank	1,165,893
Federal Home Loan Mortgage Corp	615,511
Federal National Mortgage Association	529,729
FHLMC Multifamily Structured Pass Through Certificates	1,470
FHLMC Structured Pass Through Securities	1,658,101
Freddie Mac Coupon Strips	4,152
Freddie Mac Reference REMIC	30,304
Freddie Mac REMICS	4,908,719
Freddie Mac Strips	936,697
Ginnie Mae I Pool	2,080,986
Ginnie Mae II Pool	6,256,119

18  RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND — 2010 SEMIANNUAL REPORT

Notes to Portfolio of Investments (continued)

Cantor Fitzgerald & Co. (0.260%) (continued)
Security description	Value(a)
Government National Mortgage Association	$2,271,649
United States Treasury Bill	2,519,242
United States Treasury Inflation Indexed Bonds	396,701
United States Treasury Strip Coupon	1,886,599
United States Treasury Strip Principal	199,341

Total market value of collateral securities	$30,600,002

Credit Suisse Securities (USA) LLC (0.240%)
Security description	Value(a)
Ginnie Mae I Pool	$23,123,437
Ginnie Mae II Pool	5,038,187

Total market value of collateral securities	$28,161,624

Merrill Lynch Pierce Fenner & Smith, Inc (0.250%)
Security description	Value(a)
Government National Mortgage Association	$5,100,000

Total market value of collateral securities	$5,100,000

Pershing LLC (0.330%)
Security description	Value(a)
Fannie Mae Pool	$1,991,930
Fannie Mae REMICS	273,257
Fannie Mae Whole Loan	6,850
Federal Farm Credit Bank	212,086
Federal Home Loan Banks	157,055
Federal Home Loan Mortgage Corp	12,746
Federal National Mortgage Association	154,014
FHLMC-GNMA	3,395
Freddie Mac Gold Pool	1,711,088
Freddie Mac Non Gold Pool	251,713
Freddie Mac REMICS	416,971
Ginnie Mae I Pool	451,144
Ginnie Mae II Pool	655,513
Government National Mortgage Association	721,247
United States Treasury Note/Bond	114,660
United States Treasury Strip Coupon	6,331

Total market value of collateral securities	$7,140,000

RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND — 2010 SEMIANNUAL REPORT  19

Portfolio of Investments (continued)

Notes to Portfolio of Investments (continued)

(h)	Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. The interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Nov. 30, 2010.

(i)	Principal only represents securities that entitle holders to receive only principal payments on the underlying mortgages. The yield to maturity of a principal only security is sensitive to the rate of principal payments on the underlying mortgage assets. A slow (rapid) rate of principal repayments may have an adverse (positive) effect on yield to maturity. Interest rate disclosed represents yield based upon the estimated timing of future cash flows at Nov. 30, 2010.

(j)	Represents comparable securities held to satisfy future delivery requirements of the following open forward sale commitment at Nov. 30, 2010:

	Principal	Settlement	Proceeds
Security	amount	date	receivable	Value
Federal National Mortgage Association
10-01-25 5.50%	$500,000	11-24-10	$537,179	$543,526

(k)	This debt is guaranteed under the FDIC’s (Federal Deposit Insurance Corporation) Temporary Liquidity Guarantee Program (TLGP) and is backed by the full faith and credit of the United States.

(l)	This debt is guaranteed by the HM Treasury, United Kingdom.

(m)	Affiliated Money Market Fund – See Note 8 to the financial statements. The rate shown is the seven-day current annualized yield at Nov. 30, 2010.

(n)	At Nov. 30, 2010, security was partially or fully on loan. See Note 7 to the financial statements.

(o)	Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Nov. 30, 2010.

(p)	At Nov. 30, 2010, investments in securities included securities valued at $515,512 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(q)	At Nov. 30, 2010, the cost of securities for federal income tax purposes was approximately $746,996,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$14,145,000
Unrealized depreciation	(1,074,000)

Net unrealized appreciation	$13,071,000

20  RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND — 2010 SEMIANNUAL REPORT

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable

RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND — 2010 SEMIANNUAL REPORT  21

Portfolio of Investments (continued)

Fair Value Measurements (continued)

inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of Nov. 30, 2010:

	Fair value at Nov. 30, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total
Bonds
U.S. Government Obligations & Agencies	$101,847,686	$146,357,268	$—	$248,204,954
Asset-Backed Securities	—	42,346,030	885,221	43,231,251
Commercial Mortgage-Backed Securities	—	12,148,394	—	12,148,394
Residential Mortgage-Backed Securities	53,925,128	240,155,906	12,803,443	306,884,477

Total Bonds	155,772,814	441,007,598	13,688,664	610,469,076

Other
FDIC-Insured Debt Securities	—	65,545,239	—	65,545,239
Government Guaranteed	—	1,204,035	—	1,204,035
Affiliated Money Market Fund(c)	13,238,842	—	—	13,238,842
Investments of Cash Collateral Received for Securities on Loan	—	69,609,345	—	69,609,345

Total Other	13,238,842	136,358,619	—	149,597,461

Investments in Securities	169,011,656	577,366,217	13,688,664	760,066,537
Derivatives(d)
Liabilities
Futures Contracts	(35,076)	—	—	(35,076)

Total	$168,976,580	$577,366,217	$13,688,664	$760,031,461

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Nov. 30, 2010.

(d)	Derivative instruments are valued at unrealized appreciation (depreciation).

22  RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND — 2010 SEMIANNUAL REPORT

Fair Value Measurements (continued)

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

		Residential
	Asset-Backed	Mortgage-Backed
	Securities	Securities	Total
Balance as of May 31, 2010	$5,284,093	$15,421,587	$20,705,680
Accrued discounts/premiums	11,455	(94,003)	(82,548)
Realized gain (loss)	—	967,831	967,831
Change in unrealized appreciation (depreciation)*	5,190	(740,712)	(735,522)
Sales	(194,217)	1,499,863	1,305,646
Purchases	—	9,156,625	9,156,625
Transfers into Level 3	—	—	—
Transfers out of Level 3	(4,221,300)	(13,407,748)	(17,629,048)

Balance as of Nov. 30, 2010	$885,221	$12,803,443	$13,688,664

*	Change in unrealized appreciation (depreciation) relating to securities held at Nov. 30, 2010 was $1,451, which is comprised of Asset-Backed Securities of $5,190 and Residential Mortgage-Backed Securities of $(3,739).

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND — 2010 SEMIANNUAL REPORT  23

Statement of Assets and Liabilities
Nov. 30, 2010 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers* (identified cost $664,148,272)	$677,218,350
Affiliated money market fund (identified cost $13,238,842)	13,238,842
Investments of cash collateral received for securities on loan (identified cost $69,609,345)	69,609,345

Total investments in securities (identified cost $746,996,459)	760,066,537
Receivable from Investment Manager	33,588
Capital shares receivable	186,986
Dividends and accrued interest receivable	2,487,101
Receivable for investment securities sold	28,880,117

Total assets	791,654,329

Liabilities
Forward sale commitments, at value (proceeds receivable $537,179)	543,526
Disbursements in excess of cash	279,751
Dividends payable to shareholders	284,128
Capital shares payable	901,533
Payable for investment securities purchased	19,339,931
Payable for securities purchased on a forward-commitment basis	71,002,054
Payable upon return of securities loaned	69,609,345
Variation margin payable on futures contracts	118,949
Accrued investment management services fees	8,290
Accrued distribution fees	5,253
Accrued transfer agency fees	16,701
Accrued administrative services fees	1,191
Accrued plan administration services fees	974
Other accrued expenses	583,053

Total liabilities	162,694,679

Net assets applicable to outstanding capital stock	$628,959,650

Represented by
Capital stock — $.01 par value	$1,311,964
Additional paid-in capital	711,190,779
Excess of distributions over net investment income	(360,975)
Accumulated net realized gain (loss)	(96,210,773)
Unrealized appreciation (depreciation) on investments	13,028,655

Total — representing net assets applicable to outstanding capital stock	$628,959,650

*Value of securities on loan	$165,306,917

24  RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND — 2010 SEMIANNUAL REPORT

Net asset value per share
	Net assets	Shares outstanding	Net asset value per share
Class A	$482,322,912	100,620,606	$4.79	(1)
Class B	$39,362,099	8,208,161	$4.80
Class C	$29,627,357	6,181,286	$4.79
Class I	$69,834,616	14,556,845	$4.80
Class R	$3,527,819	735,907	$4.79
Class R4	$4,279,803	892,539	$4.80
Class W	$5,044	1,053	$4.79

(1)	The maximum offering price per share for Class A is $4.94. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 3.00%.

The accompanying Notes to Financial Statements are an integral part of this statement.

RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND — 2010 SEMIANNUAL REPORT  25

Statement of Operations
Six months ended Nov. 30, 2010 (Unaudited)

Investment income
Income:
Interest	$8,591,422
Income distributions from affiliated money market fund	27,170
Income from securities lending — net	39,659

Total income	8,658,251

Expenses:
Investment management services fees	1,589,521
Distribution fees
Class A	629,586
Class B	254,210
Class C	147,610
Class R	7,905
Class W	6
Transfer agency fees
Class A	459,055
Class B	50,323
Class C	27,128
Class R	1,698
Class R4	1,065
Class W	4
Administrative services fees	227,987
Plan administration services fees
Class R	2,004
Class R4	5,899
Compensation of board members	8,377
Custodian fees	22,237
Printing and postage	32,320
Registration fees	57,561
Professional fees	18,901
Other	24,394

Total expenses	3,567,791
Expenses waived/reimbursed by the Investment Manager and its affiliates	(594,994)

Total net expenses	2,972,797

Investment income (loss) — net	5,685,454

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Security transactions	7,174,534
Futures contracts	(2,863,845)

Net realized gain (loss) on investments	4,310,689
Net change in unrealized appreciation (depreciation) on investments	2,150,156

Net gain (loss) on investments	6,460,845

Net increase (decrease) in net assets resulting from operations	$12,146,299

The accompanying Notes to Financial Statements are an integral part of this statement.

26  RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND — 2010 SEMIANNUAL REPORT

Statements of Changes in Net Assets

	Six months ended	Year ended
	Nov. 30, 2010	May 31, 2010
	(Unaudited)
Operations and distributions
Investment income (loss) — net	$5,685,454	$15,505,510
Net realized gain (loss) on investments	4,310,689	4,201,347
Net change in unrealized appreciation (depreciation) on investments	2,150,156	12,661,886

Net increase (decrease) in net assets resulting from operations	12,146,299	32,368,743

Distributions to shareholders from:
Net investment income
Class A	(4,577,698)	(12,668,025)
Class B	(264,516)	(1,425,001)
Class C	(157,058)	(407,301)
Class I	(777,732)	(1,538,428)
Class R	(23,392)	(47,161)
Class R4	(45,279)	(104,118)
Class W	(47)	(116)

Total distributions	(5,845,722)	(16,190,150)

RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND — 2010 SEMIANNUAL REPORT  27

Statements of Changes in Net Assets (continued)

	Six months ended	Year ended
	Nov. 30, 2010	May 31, 2010
	(Unaudited)

Capital share transactions
Proceeds from sales
Class A shares	$36,601,617	$88,786,015
Class B shares	3,011,776	7,530,462
Class C shares	5,183,130	7,364,078
Class I shares	2,437,319	31,799,700
Class R shares	1,084,663	952,078
Class R4 shares	604,100	2,462,644
Fund merger (Note 11)
Class A shares	N/A	33,719,721
Class B shares	N/A	4,922,961
Class C shares	N/A	16,708,376
Class R shares	N/A	3,419,969
Reinvestment of distributions at net asset value
Class A shares	3,969,733	11,449,031
Class B shares	248,774	1,328,133
Class C shares	120,069	301,069
Class I shares	772,739	1,516,948
Class R shares	4,766	8,199
Class R4 shares	45,261	103,225
Conversions from Class B to Class A
Class A shares	22,784,738	26,046,599
Class B shares	(22,784,738)	(26,046,599)
Payments for redemptions
Class A shares	(73,887,918)	(213,595,187)
Class B shares	(8,427,262)	(36,237,124)
Class C shares	(3,780,909)	(9,903,018)
Class I shares	(1,591,482)	(8,886,058)
Class R shares	(589,241)	(1,415,514)
Class R4 shares	(1,125,679)	(2,288,821)

Increase (decrease) in net assets from capital share transactions	(35,318,544)	(59,953,113)

Proceeds from regulatory settlement (Note 10)	—	112,925

Total increase (decrease) in net assets	(29,017,967)	(43,661,595)
Net assets at beginning of period	657,977,617	701,639,212

Net assets at end of period	$628,959,650	$657,977,617

Excess of distributions over net investment income	$(360,975)	$(200,707)

The accompanying Notes to Financial Statements are an integral part of this statement.

28  RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND — 2010 SEMIANNUAL REPORT

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For the periods 2008 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	Six months
Class A	ended Nov. 30,		Year ended May 31,
Per share data	2010		2010		2009	2008		2007	2006
	(Unaudited)
Net asset value, beginning of period	$4.75		$4.63		$4.74	$4.73		$4.68	$4.79

Income from investment operations:
Net investment income (loss)	.04		.11		.14	.19		.19	.15
Net gains (losses) (both realized and unrealized)	.04		.12		(.11)	.01		.05	(.10)

Total from investment operations	.08		.23		.03	.20		.24	.05

Less distributions:
Dividends from net investment income	(.04)		(.11)		(.14)	(.19)		(.19)	(.16)

Proceeds from regulatory settlement	—		.00	(a)	—	—		—	—

Net asset value, end of period	$4.79		$4.75		$4.63	$4.74		$4.73	$4.68

Total return	1.78%		5.11%	(b)	.59%	4.27%		5.12%	1.00%

Ratios to average net assets(c)
Gross expenses prior to expense waiver/reimbursement	1.03%	(d)	1.04%		1.02%	1.04%		1.03%	1.06%

Net expenses after expense waiver/reimbursement(e)	.85%	(d)	.86%		.89%	.89%	(f)	.89%	.89%

Net investment income (loss)	1.77%	(d)	2.35%		3.00%	3.93%		3.99%	3.27%

Supplemental data
Net assets, end of period (in millions)	$482		$488		$529	$539		$514	$641

Portfolio turnover rate(g)	123%		329%		271%	209%		168%	194%

See accompanying Notes to Financial Highlights.

RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND — 2010 SEMIANNUAL REPORT  29

Financial Highlights (continued)

	Six months
Class B	ended Nov. 30,		Year ended May 31,
Per share data	2010		2010		2009	2008		2007	2006
	(Unaudited)
Net asset value, beginning of period	$4.75		$4.63		$4.74	$4.73		$4.68	$4.79

Income from investment operations:
Net investment income (loss)	.02		.08		.10	.15		.15	.12
Net gains (losses) (both realized and unrealized)	.06		.12		(.11)	.01		.05	(.11)

Total from investment operations	.08		.20		(.01)	.16		.20	.01

Less distributions:
Dividends from net investment income	(.03)		(.08)		(.10)	(.15)		(.15)	(.12)

Proceeds from regulatory settlement	—		.00	(a)	—	—		—	—

Net asset value, end of period	$4.80		$4.75		$4.63	$4.74		$4.73	$4.68

Total return	1.59%		4.31%	(b)	(.18% )	3.48%		4.34%	.26%

Ratios to average net assets(c)
Gross expenses prior to expense waiver/reimbursement	1.79%	(d)	1.80%		1.78%	1.80%		1.79%	1.82%

Net expenses after expense waiver/reimbursement(e)	1.61%	(d)	1.62%		1.65%	1.65%	(f)	1.64%	1.64%

Net investment income (loss)	1.01%	(d)	1.64%		2.26%	3.18%		3.23%	2.50%

Supplemental data
Net assets, end of period (in millions)	$39		$67		$113	$159		$216	$338

Portfolio turnover rate(g)	123%		329%		271%	209%		168%	194%

See accompanying Notes to Financial Highlights.

30  RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND — 2010 SEMIANNUAL REPORT

	Six months
Class C	ended Nov. 30,		Year ended May 31,
Per share data	2010		2010		2009	2008		2007	2006
	(Unaudited)
Net asset value, beginning of period	$4.75		$4.63		$4.74	$4.73		$4.68	$4.79

Income from investment operations:
Net investment income (loss)	.02		.07		.10	.15		.15	.12
Net gains (losses) (both realized and unrealized)	.05		.13		(.11)	.02		.05	(.11)

Total from investment operations	.07		.20		(.01)	.17		.20	.01

Less distributions:
Dividends from net investment income	(.03)		(.08)		(.10)	(.16)		(.15)	(.12)

Proceeds from regulatory settlement	—		.00	(a)	—	—		—	—

Net asset value, end of period	$4.79		$4.75		$4.63	$4.74		$4.73	$4.68

Total return	1.39%		4.31%	(b)	(.17% )	3.49%		4.34%	.26%

Ratios to average net assets(c)
Gross expenses prior to expense waiver/reimbursement	1.78%	(d)	1.80%		1.78%	1.80%		1.80%	1.83%

Net expenses after expense waiver/reimbursement(e)	1.60%	(d)	1.62%		1.65%	1.65%	(f)	1.64%	1.64%

Net investment income (loss)	1.01%	(d)	1.51%		2.21%	3.18%		3.24%	2.51%

Supplemental data
Net assets, end of period (in millions)	$30		$28		$13	$10		$10	$15

Portfolio turnover rate(g)	123%		329%		271%	209%		168%	194%

See accompanying Notes to Financial Highlights.

RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND — 2010 SEMIANNUAL REPORT  31

Financial Highlights (continued)

	Six months
	ended
Class I	Nov. 30,		Year ended May 31,
Per share data	2010		2010		2009	2008		2007	2006
	(Unaudited)
Net asset value, beginning of period	$4.75		$4.64		$4.74	$4.74		$4.69	$4.79

Income from investment operations:
Net investment income (loss)	.05		.13		.16	.20		.20	.17
Net gains (losses) (both realized and unrealized)	.05		.11		(.11)	.01		.05	(.10)

Total from investment operations	.10		.24		.05	.21		.25	.07

Less distributions:
Dividends from net investment income	(.05)		(.13)		(.15)	(.21)		(.20)	(.17)

Proceeds from regulatory settlement	—		.00	(a)	—	—		—	—

Net asset value, end of period	$4.80		$4.75		$4.64	$4.74		$4.74	$4.69

Total return	2.19%		5.28%	(b)	1.18%	4.45%		5.50%	1.56%

Ratios to average net assets(c)
Gross expenses prior to expense waiver/reimbursement	.60%	(d)	.60%		.60%	.60%		.59%	.62%

Net expenses after expense waiver/reimbursement(e)	.45%	(d)	.48%		.51%	.51%	(f)	.54%	.58%

Net investment income (loss)	2.16%	(d)	2.67%		3.49%	4.23%		4.37%	3.66%

Supplemental data
Net assets, end of period (in millions)	$70		$68		$42	$93		$55	$62

Portfolio turnover rate(g)	123%		329%		271%	209%		168%	194%

See accompanying Notes to Financial Highlights.

32  RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND — 2010 SEMIANNUAL REPORT

	Six months		Period ended
Class R*	ended Nov. 30,		May 31,
Per share data	2010		2010(h)
	(Unaudited)
Net asset value, beginning of period	$4.75		$4.66

Income from investment operations:
Net investment income (loss)	.03		.07
Net gains (losses) (both realized and unrealized)	.05		.09

Total from investment operations	.08		.16

Less distributions:
Dividends from net investment income	(.04)		(.07)

Proceeds from regulatory settlement	—		.00	(a)

Net asset value, end of period	$4.79		$4.75

Total return	1.61%		3.47%	(b)

Ratios to average net assets(c)
Gross expenses prior to expense waiver/reimbursement	1.34%	(d)	1.40%	(d)

Net expenses after expense waiver/reimbursement(e)	1.18%	(d)	1.28%	(d)

Net investment income (loss)	1.43%	(d)	1.76%	(d)

Supplemental data
Net assets, end of period (in millions)	$4		$3

Portfolio turnover rate(g)	123%		329%

See accompanying Notes to Financial Highlights.

RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND — 2010 SEMIANNUAL REPORT  33

Financial Highlights (continued)

	Six months
Class R4	ended Nov. 30,		Year ended May 31,
Per share data	2010		2010		2009	2008		2007	2006
	(Unaudited)
Net asset value, beginning of period	$4.75		$4.64		$4.74	$4.73		$4.68	$4.79

Income from investment operations:
Net investment income (loss)	.05		.11		.15	.19		.19	.16
Net gains (losses) (both realized and unrealized)	.05		.12		(.11)	.02		.05	(.11)

Total from investment operations	.10		.23		.04	.21		.24	.05

Less distributions:
Dividends from net investment income	(.05)		(.12)		(.14)	(.20)		(.19)	(.16)

Proceeds from regulatory settlement	—		.00	(a)	—	—		—	—

Net asset value, end of period	$4.80		$4.75		$4.64	$4.74		$4.73	$4.68

Total return	2.04%		4.96%	(b)	.93%	4.41%		5.31%	1.19%

Ratios to average net assets(c)
Gross expenses prior to expense waiver/reimbursement	.89%	(d)	.90%		.90%	.90%		.86%	.88%

Net expenses after expense waiver/reimbursement(e)	.74%	(d)	.78%		.76%	.76%	(f)	.72%	.72%

Net investment income (loss)	1.88%	(d)	2.43%		3.15%	4.06%		4.09%	3.27%

Supplemental data
Net assets, end of period (in millions)	$4		$5		$4	$5		$4	$19

Portfolio turnover rate(g)	123%		329%		271%	209%		168%	194%

See accompanying Notes to Financial Highlights.

34  RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND — 2010 SEMIANNUAL REPORT

	Six months
Class W	ended Nov. 30,		Year ended May 31,
Per share data	2010		2010		2009	2008	2007(i)
	(Unaudited)
Net asset value, beginning of period	$4.74		$4.63		$4.74	$4.73	$4.75

Income from investment operations:
Net investment income (loss)	.04		.11		.14	.18	.08
Net gains (losses) (both realized and unrealized)	.05		.11		(.12)	.02	(.02)

Total from investment operations	.09		.22		.02	.20	.06

Less distributions:
Dividends from net investment income	(.04)		(.11)		(.13)	(.19)	(.08)

Proceeds from regulatory settlement	—		.00	(a)	—	—	—

Net asset value, end of period	$4.79		$4.74		$4.63	$4.74	$4.73

Total return	2.00%		4.81%	(b)	.52%	4.21%	1.42%

Ratios to average net assets(c)
Gross expenses prior to expense waiver/reimbursement	1.04%	(d)	1.04%		1.04%	1.06%	1.00%	(d)

Net expenses after expense waiver/reimbursement(e)	.85%	(d)	.92%		.96%	.95%	.95%	(d)

Net investment income (loss)	1.75%	(d)	2.29%		2.95%	3.87%	4.02%	(d)

Supplemental data
Net assets, end of period (in millions)	$—		$—		$—	$—	$—

Portfolio turnover rate(g)	123%		329%		271%	209%	168%

Notes to Financial Highlights

*	Effective Sept. 7, 2010, Class R2 shares were renamed Class R shares.
(a)	Rounds to less than $0.01 per share.
(b)	During the year ended May 31, 2010, the Fund received proceeds from a regulatory settlement. Had the Fund not received these proceeds, the total return would have been lower by 0.02%.
(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(d)	Annualized.
(e)	The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(f)	For the year ended May 31, 2008, the ratio of net expenses after reduction for waiver/reimbursement, if any, and after reduction for earnings and bank fee credits was 0.88% for Class A, 1.64% for Class B, 1.64% for Class C, 0.50% for Class I and 0.75% for Class R4.
(g)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 75% for the six months ended Nov. 30, 2010, and 286% and 199% for the years ended May 31, 2010 and 2009, respectively.
(h)	For the period from Aug. 3, 2009 (when shares became available) to May 31, 2010.
(i)	For the period from Dec. 1, 2006 (when shares became available) to May 31, 2007.

The accompanying Notes to Financial Statements are an integral part of this statement.

RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND — 2010 SEMIANNUAL REPORT  35

Notes to Financial Statements
(Unaudited as of Nov. 30, 2010)

1.	ORGANIZATION

RiverSource Short Duration U.S. Government Fund (the Fund) is a series of RiverSource Government Income Series, Inc. (the Corporation) and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Corporation has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Corporation’s Board of Directors (the Board).

The Fund offers Class A, Class B, Class C, Class I, Class R, Class R4 and Class W shares.

Class A shares are subject to a maximum front-end sales charge of 3.00% based on the investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a 1.00% contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds. Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are available to qualifying institutional investors. Effective Sept. 7, 2010, Class R2 shares were renamed Class R shares.

Class R4 shares are not subject to sales charges, however, the class was closed to new investors effective Dec. 31, 2010.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

36  RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND — 2010 SEMIANNUAL REPORT

At Nov. 30, 2010, Columbia Management Investment Advisers, LLC (the Investment Manager) and affiliated funds-of-funds owned 100% of Class I shares, and the Investment Manager owned 100% of Class W shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Use of estimates
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price from the primary exchange. Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates. Typically, those maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is

RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND — 2010 SEMIANNUAL REPORT  37

Notes to Financial Statements (continued)

an approximation of market value. Investments in money market funds are valued at net asset value.

Repurchase agreements
The Fund may enter into repurchase agreements. Generally, securities received as collateral subject to repurchase agreements are deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Securities purchased on a forward-commitment basis
Delivery and payment for securities that have been purchased by the Fund on a forward-commitment basis, including when-issued securities and other forward-commitments, can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect the Fund’s net assets the same as owned securities. The Fund designates cash or liquid securities at least equal to the amount of its forward-commitments. At Nov. 30, 2010, the Fund has outstanding when-issued securities of $71,002,054.

The Fund also enters into transactions to sell purchase commitments to third parties at current market values and concurrently acquires other purchase commitments for similar securities at later dates. As an inducement for the Fund to “roll over” its purchase commitments, the Fund receives negotiated amounts in the form of reductions of the purchase price of the commitment. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain or loss. Losses may arise due to changes in the value of the securities or if a counterparty does not perform under the terms of the agreement. If a counterparty files for bankruptcy or becomes insolvent, the Fund’s right to repurchase or sell securities may be limited.

Forward sale commitments
The Fund may enter into forward sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of forward sale commitments are not received until the contractual settlement date. During the time a forward sale commitment is outstanding, equivalent deliverable securities, or an offsetting forward purchase commitment deliverable on or before the sale commitment date, are used to satisfy the commitment.

38  RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND — 2010 SEMIANNUAL REPORT

Unsettled forward sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Valuation of securities” above. The forward sale commitment is “marked-to-market” daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the market price established at the date the commitment was entered into. Forward sale commitments outstanding at period end are listed in the Notes to Portfolio of Investments.

Guarantees and indemnifications
Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Federal taxes
The Fund’s policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income (which includes net short-term capital gains) to shareholders. No provision for income or excise taxes is thus required.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all tax returns filed for the last three years.

Dividends to shareholders
Dividends from net investment income, declared daily and payable monthly, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are normally distributed along with the last income dividend of the calendar year.

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income, if any, is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND — 2010 SEMIANNUAL REPORT  39

Notes to Financial Statements (continued)

3.	DERIVATIVES INSTRUMENTS

The Fund invests in certain derivative instruments as detailed below to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.

The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the contract between the Fund and such counterparty. If the net fair value of such derivatives between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

Futures contracts
Futures contracts represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts traded on U.S. and foreign exchanges to manage the duration and yield curve exposure of the Fund versus the benchmark (U.S. Treasury Note futures). Upon entering into futures contracts, the Fund bears risks which may include interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract

40  RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND — 2010 SEMIANNUAL REPORT

value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Effects of derivative transactions on the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund’s operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

Fair values of derivative instruments at Nov. 30, 2010

	Liability derivatives
	Statement of Assets
	and Liabilities
Risk exposure category	location	Fair value

Interest rate contracts	Net assets — unrealized depreciation on investments	$35,076	*

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

Effect of derivative instruments in the Statement of Operations for the six months ended Nov. 30, 2010

Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts
Interest rate contracts	$(2,863,845)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts
Interest rate contracts	$234,227

Volume of derivative activity
Futures contracts
The gross notional amount of short contracts outstanding was approximately $84.2 million at Nov. 30, 2010. The monthly average gross notional amounts for

RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND — 2010 SEMIANNUAL REPORT  41

Notes to Financial Statements (continued)

long and short contracts was $72.4 million and $66.2 million, respectively, for the six months ended Nov. 30, 2010. The fair value of such contracts at Nov. 30, 2010 is set forth in the table above.

4.	EXPENSES AND SALES CHARGES

Investment management services fees
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.48% to 0.25% as the Fund’s net assets increase. The management fee for the six months ended Nov. 30, 2010 was 0.48% of the Fund’s average daily net assets.

Administrative services fees
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial, Inc., the parent company of the Investment Manager, an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.07% to 0.04% as the Fund’s net assets increase. The fee for the six months ended Nov. 30, 2010 was 0.07% of the Fund’s average daily net assets.

Other fees
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended Nov. 30, 2010, other expenses paid to this company were $241.

Compensation of board members
Under a Deferred Compensation Plan (the Plan), the board members who are not “interested persons” of the Fund as defined under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or certain other funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer agency fees
Under a Transfer Agency Agreement, Columbia Management Investment Services Corp. (the Transfer Agent) is responsible for providing transfer agency services to the Fund.

42  RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND — 2010 SEMIANNUAL REPORT

Prior to Sept. 7, 2010, the Transfer Agent received annual account-based service fees from Class A, Class B and Class C shares that varied by class and annual asset-based service fees based on the Fund’s average daily net assets attributable to Class R, Class R4 and Class W shares, which amount varied by class. In addition, the Transfer Agent charged an annual fee per inactive account and received reimbursement from the Fund for certain out-of-pocket expenses.

Under a new Transfer Agency Agreement effective Sept. 7, 2010, the Transfer Agent has contracted with Boston Financial Data Services (“BFDS”) to serve as sub-transfer agent. The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund subject to an annual limitation (that varies by class) that is a percentage of the average aggregate value of the Fund’s shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund.

The Transfer Agent also receives reimbursement for certain out-of-pocket expenses and may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, Individual Retirement Account (“IRA”) trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.

For the six months ended Nov. 30, 2010, the Fund’s annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.18%
Class B	0.20
Class C	0.18
Class R	0.11
Class R4	0.05
Class W	0.17

Class I shares do not pay transfer agent fees.

The Fund and certain other associated investment companies (together, the Guarantors), have severally, but not jointly, guaranteed the performance and

RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND — 2010 SEMIANNUAL REPORT  43

Notes to Financial Statements (continued)

observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent of Seligman U.S. Government Securities Fund, which was acquired by the Fund on Aug. 28, 2009 (see Note 11), including the payment of rent by SDC (the Guaranty). The lease and the Guaranty expire in January 2019. At Nov. 30, 2010, the Fund’s total potential future obligation over the life of the Guaranty is $88,830. The liability remaining at Nov. 30, 2010 for non-recurring charges associated with the lease amounted to $44,165 and is included within other accrued expenses in the Statement of Assets and Liabilities.

Plan administration services fees
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services. Prior to Sept. 7, 2010, the Fund also paid an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class R shares for such services.

Distribution fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund paid a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A and Class W shares, a fee at an annual rate of up to 0.50% of the Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for services) and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $3,406,000 and $1,540,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of Oct. 31, 2010, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Sales charges
Sales charges, including front-end and CDSCs, received by the Distributor for distributing Fund shares were $161,908 for Class A, $13,638 for Class B and $1,857 for Class C for the six months ended Nov. 30, 2010.

44  RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND — 2010 SEMIANNUAL REPORT

Expenses waived/reimbursed by the Investment Manager and its affiliates
For the six months ended Nov. 30, 2010, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*) were as follows:

Class A	0.85%
Class B	1.61
Class C	1.60
Class I	0.45
Class R	1.18
Class R4	0.74
Class W	0.85

The waived/reimbursed fees and expenses for the transfer agency fees at the class level were as follows:

Class A	$98,104
Class B	12,246
Class C	5,711
Class R	100
Class R4	155

The management fees waived/reimbursed at the Fund level were $478,678.

Under an agreement which was effective until July 31, 2010, the Investment Manager and its affiliates contractually agreed to waive certain fees and reimburse certain expenses such that net expenses (excluding fees and expenses of acquired funds*) would not exceed the following percentage of the class’ average daily net assets:

Class A	0.86%
Class B	1.62
Class C	1.62
Class I	0.48
Class R	1.28
Class R4	0.78
Class W	0.93

Effective Aug. 1, 2010, the Investment Manager and its affiliates have contractually agreed to waive certain fees and reimburse certain expenses until July 31, 2011, unless sooner terminated at the sole discretion of the Board, such

RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND — 2010 SEMIANNUAL REPORT  45

Notes to Financial Statements (continued)

that net expenses (excluding fees and expenses of acquired funds*) will not exceed the following percentage of the class’ average daily net assets:

Class A	0.84%
Class B	1.60
Class C	1.60
Class I	0.44
Class R	1.24
Class R4	0.74
Class W	0.89

*	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

5.	SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations, but including mortgage dollar rolls) aggregated $856,103,356 and $827,887,465, respectively, for the six months ended Nov. 30, 2010. Realized gains and losses are determined on an identified cost basis.

6.	CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated were as follows:

	Six months ended	Year ended
	Nov. 30, 2010	May 31, 2010(a)
Class A
Sold	7,667,879	18,853,705
Fund merger	N/A	7,186,369
Converted from Class B(b)	4,766,724	5,576,336
Reinvested distributions	829,976	2,438,534
Redeemed	(15,446,332)	(45,489,263)

Net increase (decrease)	(2,181,753)	(11,434,319)

Class B
Sold	630,474	1,600,644
Fund merger	N/A	1,049,408
Reinvested distributions	52,034	283,399
Converted to Class A(b)	(4,776,632)	(5,576,350)
Redeemed	(1,763,244)	(7,723,130)

Net increase (decrease)	(5,857,368)	(10,366,029)

46  RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND — 2010 SEMIANNUAL REPORT

	Six months ended	Year ended
	Nov. 30, 2010	May 31, 2010(a)
Class C
Sold	1,084,616	1,563,844
Fund merger	N/A	3,561,144
Reinvested distributions	25,103	64,062
Redeemed	(790,720)	(2,103,348)

Net increase (decrease)	318,999	3,085,702

Class I
Sold	509,589	6,758,907
Reinvested distributions	161,498	322,307
Redeemed	(332,262)	(1,885,792)

Net increase (decrease)	338,825	5,195,422

Class R(c)
Sold	226,550	201,664
Fund merger	N/A	728,900
Reinvested distributions	996	1,739
Redeemed	(123,531)	(300,411)

Net increase (decrease)	104,015	631,892

Class R4
Sold	126,508	522,899
Reinvested distributions	9,461	21,965
Redeemed	(234,949)	(487,406)

Net increase (decrease)	(98,980)	57,458

(a)	Class R is for the period from Aug. 3, 2009 (when shares became available) to May 31, 2010.
(b)	Automatic conversion of Class B shares to Class A shares based on the original purchase date.
(c)	Effective Sept. 7, 2010, Class R2 shares were renamed Class R shares.

7.	LENDING OF PORTFOLIO SECURITIES

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, National Association (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such

RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND — 2010 SEMIANNUAL REPORT  47

Notes to Financial Statements (continued)

investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At Nov. 30, 2010, securities valued at $165,306,917 were on loan, secured by U.S. government securities valued at $98,402,388 and by cash collateral of $69,609,345 invested in short-term securities or in cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income of $39,659 earned from securities lending for the six months ended Nov. 30, 2010 is included in the Statement of Operations. The Fund also continues to earn interest and dividends on the securities loaned.

8.	AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in Columbia Short-Term Cash Fund (formerly known as RiverSource Short-Term Cash Fund), a money market fund established for the exclusive use of certain funds managed by the Investment Manager and other institutional clients of the Investment Manager. The cost of the Fund’s purchases and proceeds from sales of shares of Columbia Short-Term Cash Fund aggregated $223,458,971 and $224,169,863, respectively, for the six months ended Nov. 30, 2010. The income distributions received with respect to the Fund’s investment in Columbia Short-Term Cash Fund can be found in the Statement of Operations and the Fund’s invested balance in Columbia Short-Term Cash Fund at Nov. 30, 2010, can be found in the Portfolio of Investments.

9.	BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for

48  RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND — 2010 SEMIANNUAL REPORT

other temporary or emergency purposes. The credit facility became effective on Oct. 14, 2010, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $300 million. The borrowers shall have the right, upon written notice to the Administrative Agent, to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $500 million. Participation in such increase by any existing lender shall be at such lender’s sole discretion. Interest is charged to each fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

Prior to Oct. 14, 2010, the credit facility agreement, which was a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permitted collective borrowings up to $300 million. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum, in addition to an upfront fee equal to its pro rata share of 0.04% of the amount of the credit facility. The Fund had no borrowings during the six months ended Nov. 30, 2010.

10.	PROCEEDS FROM REGULATORY SETTLEMENT

During the year ended May 31, 2010, as a result of a settlement of an administrative proceeding brought by the Securities and Exchange Commission against an unaffiliated third party relating to market timing and/or late trading of mutual funds, the Fund received $112,925, which represented the Fund’s portion of the proceeds from the settlement (the Fund was not a party to the proceeding). The proceeds received by the Fund were recorded as an increase to additional paid-in capital.

11.	FUND MERGER

At the close of business on Aug. 28, 2009, RiverSource Short Duration U.S. Government Fund acquired the assets and assumed the identified liabilities of Seligman U.S. Government Securities Fund. The merger was completed after shareholders of the acquired fund approved the plan on June 29, 2009.

RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND — 2010 SEMIANNUAL REPORT  49

Notes to Financial Statements (continued)

The aggregate net assets of RiverSource Short Duration U.S. Government Fund immediately before the acquisition were $655,221,348 and the combined net assets immediately after the acquisition were $713,992,375.

The acquisition was accomplished by a tax-free exchange of 8,071,788 shares of Seligman U.S. Government Securities Fund valued at $58,771,027.

In exchange for Seligman U.S. Government Securities Fund shares, RiverSource Short Duration U.S. Government Fund issued the following number of shares:

Shares
Class A	7,186,369
Class B	1,049,408
Class C	3,561,144
Class R	728,900

For financial reporting purposes, net assets received and shares issued by RiverSource Short Duration U.S. Government Fund were recorded at fair value; however, Seligman U.S. Government Securities Fund’s cost of investments was carried forward to align ongoing reporting of RiverSource Short Duration U.S. Government Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The components of Seligman U.S. Government Securities Fund’s net assets after adjustments for any permanent book-to-tax differences at the merger date were as follows:

Total net assets	$58,771,027
Capital stock	62,591,453
Excess of distributions over net investment income	(59,434)
Accumulated net realized loss	(5,240,048)
Unrealized appreciation	1,479,056

The financial statements reflect the operations of RiverSource Short Duration U.S. Government Fund for the period prior to the acquisition and the combined Fund for the period subsequent to the acquisition. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Seligman U.S. Government Securities Fund that have been included in the combined Fund’s Statement of Operations since the acquisition was completed. Assuming the acquisition had been completed on June 1, 2009, RiverSource Short Duration U.S. Government Fund’s pro-forma net investment income, net gain on investments, and net increase in net assets from operations for the year ended May 31, 2010 would have been $15.4 million, $4.5 million, and $32.6 million, respectively.

50  RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND — 2010 SEMIANNUAL REPORT

12.	FEDERAL TAX INFORMATION

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of futures and options contracts, recognition of unrealized appreciation (depreciation) for certain derivative investments and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

For federal income tax purposes, the Fund had a capital loss carry-over of $93,995,687 at May 31, 2010, that if not offset by capital gains will expire as follows:

2012	2013	2014	2015	2017	2018

$1,261,719	$38,180,597	$22,499,962	$9,579,187	$3,846,817	$18,627,405

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires. There is no assurance that the Fund will be able to utilize all of its capital loss carry-over before it expires. There is no assurance that the Fund will be able to utilize all of its capital loss carry-over before it expires.

13.	SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statement of Assets and Liabilities through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Fund’s financial statements, other than as noted below.

The Board of Directors of the Fund has approved the proposed merger of the Fund into Columbia Short Term Bond Fund. It is currently anticipated that a meeting of shareholders will be held during the first half of 2011 to vote on the proposal.

14.	INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that

RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND — 2010 SEMIANNUAL REPORT  51

Notes to Financial Statements (continued)

they are investors in several American Express Company (now known as legacy RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On December. 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at

52  RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND — 2010 SEMIANNUAL REPORT

http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND — 2010 SEMIANNUAL REPORT  53

Proxy Voting

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at www.sec.gov.

54  RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND — 2010 SEMIANNUAL REPORT

RiverSource Short Duration U.S. Government Fund
P.O. Box 8081
Boston, MA 02266-8081

columbiamanagement.com

This report must be accompanied or preceded by the Fund’s current prospectus. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA and managed by Columbia Management Investment Advisers, LLC.
©2011 Columbia Management Investment Advisers, LLC. All rights reserved.	S-6442 AC (1/11)

Item 2. Code of Ethics. Not applicable for semi-annual reports.
Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.
Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.
Item 5. Audit Committee of Listed Registrants. Not applicable.
Item 6. Investments.
(a)	The registrant’s “Schedule 1 — Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There were no material changes to the procedure by which shareholders may recommend nominees to the registrant’s board of directors.
Item 11. Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.
(b) There was no change in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.
(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semi annual reports.
(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.
(a)(3) Not applicable.
(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RiverSource Government Income Series, Inc.

By	/s/ J. Kevin Connaughton J. Kevin Connaughton
President and Principal Executive Officer
Date January 21, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Kevin Connaughton J. Kevin Connaughton
President and Principal Executive Officer

Date January 21, 2011

By	/s/ Michael G. Clarke Michael G. Clarke
Chief Financial Officer

Date January 21, 2011